Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory High Yield VIP Series	March 31, 2021
	(Unaudited)

Security Description	Shares or Principal Amount	Value

Common Stocks (0.9%)
Communication Services (0.9%):
iHeartMedia, Inc., Class A (a)	3,500	$63,525
Nexstar Media Group, Inc., Class A	1,250	175,538
Sinclair Broadcast Group, Inc., Class A	1,500	43,890
		282,953

Total Common Stocks (Cost $234,903)
Senior Secured Loans (18.1%)
Alphabet Holding Co., Inc., Initial Term Loan Second Lien, 7.86% (LIBOR01M+775bps), 8/15/25 (b)	$500,000	500,270
Caesars Resort Collection, LLC, Term B-1 Loans, First Lien, 4.61% (LIBOR01M+450bps), 6/19/25 (b)	248,750	249,061
Dayco Products LLC, Term Loans, First Lien, 4.44% (LIBOR03M+425bps), 5/19/24 (b)	481,250	434,843
Dynasty Acquisition Co., Inc., 2020 Specified Refi Term B-1 Loans, First Lien, 3.75% (LIBOR03M+350bps), 4/8/26 (b)	224,369	217,088
Golden Nugget, Inc., Senior Secured Term Loan, First Lien, 3.25% (LIBOR02M+250bps), 10/4/23 (b)	495,792	487,487
Great Outdoors Group LLC, Term B-1 Loan, First Lien, 5.00% (LIBOR01M+425bps), 2/26/28 (b)	249,375	249,500
Holley Purchaser, Inc., Initial Term Loan, First Lien, 5.21% (LIBOR03M+500bps), 10/26/25 (b)	394,482	391,918
Jo-Ann Stores LLC, Loan, First Lien, 6.00% (LIBOR03M+500bps), 10/16/23 (b)	250,000	248,885
LIFE TIME, Inc., 2021 Refinancing Term Loan, First Lien, 4.86% (LIBOR01M+475bps), 12/15/24 (b)(c)	250,000	249,375
LifeScan Global Corp., Initial Term Loan, First Lien, 6.24% (LIBOR03M+600bps), 6/19/24 (b)	421,250	408,103
Navistar, Inc., Tranche B Term Loan, First Lien, 3.62% (LIBOR01M+350bps), 11/6/24 (b)	240,667	240,607
Petco Health and Wellness Company, Inc., Initial Term Loans, First lien, 4.00% (LIBOR03M+325bps), 2/25/28 (b)	400,000	398,187
PetSmart, Inc., Initial Term Loans, First Lien, 4.50% (LIBOR06M+375bps), 2/12/28 (b)	75,000	74,828
Reynolds Group Holdings Inc., 2017 Incremental US Term Loans, First Lien, 2.86% (LIBOR01M+275bps), 2/5/23 (b)	95,057	94,597
SIWF Holdings, Inc., Initial Term Loan, Second Lien, 8.61% (LIBOR01M+850bps), 5/26/26 (b)	500,000	497,500
Spectacle Gary Holdings LLC, Closing Date Term Loan, First Lien, 11.00% (LIBOR03M+900bps), 12/23/25 (b)	233,108	254,088
Spectacle Gary Holdings LLC, Delayed Draw Term Loan Commitment, First Lien, 11.00% (LIBOR03M+900bps), 12/23/25 (b)	16,892	18,412
Standard Aero Ltd., 2020 SPCFD Refi Term B-2 Loans, First Lien, 3.75% (LIBOR03M+350bps), 4/8/26 (b)	120,628	116,714
Stars Group Holdings BV, Term Loan, First Lien, 3.75% (LIBOR03M+350bps), 6/27/25 (b)	202,423	202,536
The Enterprise Development Authority, Term Loan B, First Lien, 4.36% (LIBOR01M+425bps), 2/19/28 (b)(c)	250,000	250,625
Total Senior Secured Loans (Cost $5,527,969)		5,584,624

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory High Yield VIP Series	March 31, 2021
	(Unaudited)

Security Description	Principal Amount	Value

Corporate Bonds (64.3%)
Communication Services (9.4%):
AMC Networks, Inc., 4.75%, 8/1/25, Callable 8/1/21 @ 102.38	$400,000	$410,631
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26, Callable 7/1/22 @ 103.38 (d)(e)	452,000	460,375
Entercom Media Corp.
7.25%, 11/1/24, Callable 4/10/21 @ 103.63 (d)(e)	250,000	259,268
6.75%, 3/31/29, Callable 3/31/24 @ 103.38 (e)	200,000	208,002
Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38 (e)	250,000	247,255
iHeartCommunications, Inc., 8.38%, 5/1/27, Callable 5/1/22 @ 104.19	250,000	268,488
Meredith Corp., 6.88%, 2/1/26, Callable 5/10/21 @ 103.44 (d)	250,000	256,205
Nexstar Broadcasting, Inc., 5.63%, 7/15/27, Callable 7/15/22 @ 104.22 (e)	250,000	262,890
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75 (e)	250,000	243,515
Sirius XM Radio, Inc., 5.50%, 7/1/29, Callable 7/1/24 @ 102.75 (e)(f)	250,000	270,382
		2,887,011

Consumer Discretionary (13.8%):
Affinity Gaming, 6.88%, 12/15/27, Callable 12/1/23 @ 103.44 (e)	250,000	263,745
Beazer Homes USA, Inc., 5.88%, 10/15/27, Callable 10/15/22 @ 102.94 (d)	400,000	414,296
Boyd Gaming Corp.
8.63%, 6/1/25, Callable 6/1/22 @ 104.31 (e)	300,000	333,557
6.38%, 4/1/26, Callable 4/26/21 @ 103.19	392,000	404,735
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25, Callable 4/20/21 @ 102.63 (e)	250,000	252,213
Diamond Sports Group LLC/Diamond Sports Finance Co., 6.63%, 8/15/27, Callable 8/15/22 @ 103.31 (d)(e)(f)	400,000	210,112
Ford Motor Co., 9.00%, 4/22/25, Callable 3/22/25 @ 100 (f)	250,000	302,643
Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26, Callable 1/15/26 @ 100 (e)	250,000	249,020
LBM Acquisition LLC, 6.25%, 1/15/29, Callable 1/15/24 @ 103.13 (e)	200,000	206,000
Mattel, Inc., 5.45%, 11/1/41, Callable 5/1/41 @ 100	250,000	274,878
MGM Resorts International, 5.50%, 4/15/27, Callable 1/15/27 @ 100	250,000	268,648
Michaels Stores, Inc., 8.00%, 7/15/27 (e)	250,000	276,680
Panther BF Aggregator 2 LP/Panther Finance Co., Inc., 8.50%, 5/15/27, Callable 5/15/22 @ 104.25 (e)	250,000	269,190
Scientific Games International, Inc., 8.25%, 3/15/26, Callable 3/15/22 @ 104.13 (e)	300,000	322,584
Tenneco, Inc.
5.00%, 7/15/26, Callable 7/15/21 @ 102.5 (d)	130,000	123,297
7.88%, 1/15/29, Callable 1/15/24 @ 103.94 (e)	70,000	78,667
		4,250,265

Consumer Staples (3.7%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.88%, 2/15/28, Callable 8/15/22 @ 104.41 (e)	250,000	265,845
B&G Foods, Inc., 5.25%, 4/1/25, Callable 5/10/21 @ 102.63	200,000	205,828
Dole Food Co., Inc., 7.25%, 6/15/25, Callable 5/10/21 @ 103.63 (e)	500,000	514,080
Simmons Foods, Inc./Simmons prepared Foods, Inc./Simmons Pet Food, Inc./ Simmons Feed, 4.63%, 3/1/29, Callable 3/1/24 @ 102.31 (e)	50,000	50,398
Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable 4/1/24 @ 103.13 (e)	100,000	101,949
		1,138,100

Energy (3.1%):
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 9/15/24, Callable 4/26/21 @ 102.69	250,000	252,593

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory High Yield VIP Series	March 31, 2021
	(Unaudited)

Security Description	Principal Amount	Value
Antero Resources Corp.
5.63%, 6/1/23, Callable 5/10/21 @ 101.41	$70,000	$70,226
8.38%, 7/15/26, Callable 1/15/24 @ 104.19 (e)	250,000	275,524
7.63%, 2/1/29, Callable 2/1/24 @ 103.81 (e)	100,000	106,406
Comstock Resources, Inc., 6.75%, 3/1/29, Callable 3/1/24 @ 103.38 (e)	100,000	104,184
Occidental Petroleum Corp., 5.50%, 12/1/25, Callable 9/1/25 @ 100	50,000	52,779
Range Resources Corp., 5.00%, 3/15/23, Callable 12/15/22 @ 100 (d)	100,000	101,780
		963,492

Financials (7.2%):
BCPE Cycle Merger Sub II, Inc., 10.63%, 7/15/27, Callable 7/15/22 @ 105.31 (e)	300,000	330,089
BCPE Ulysses Intermediate, Inc. PIK, 7.75%, 4/1/27, Callable 4/1/23 @ 102 (e)(g)	50,000	51,859
Compass Group Diversified Holdings LLC
8.00%, 5/1/26 (e)(f)	500,000	523,074
5.25%, 4/15/29, Callable 4/15/24 @ 102.63 (e)	200,000	209,764
Gray Television, Inc., 7.00%, 5/15/27, Callable 5/15/22 @ 105.25 (e)	250,000	271,633
LABL Escrow Issuer LLC, 10.50%, 7/15/27, Callable 7/15/22 @ 105.25 (e)(f)	250,000	278,293
Resideo Funding, Inc., 6.13%, 11/1/26, Callable 11/1/21 @ 104.59 (e)	194,000	204,722
White Capital Parent LLC PIK, 8.25%, 3/15/26, Callable 3/15/22 @ 102 (e)(g)	150,000	156,309
Wolverine Escrow LLC, 13.13%, 11/15/27, Callable 11/15/22 @ 109.84 (d)(e)	250,000	210,018
		2,235,761

Health Care (8.1%):
Air Methods Corp., 8.00%, 5/15/25, Callable 5/10/21 @ 104 (e)(f)	250,000	236,203
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 6/30/28, Callable 6/30/23 @ 104.5 (e)	250,000	205,293
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 7.25%, 2/1/28, Callable 2/1/23 @ 103.63 (e)	148,000	162,418
Radiology Partners, Inc., 9.25%, 2/1/28, Callable 2/1/23 @ 104.63 (e)(f)	300,000	328,394
Regional Care Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26, Callable 12/1/21 @ 104.88 (e)	300,000	324,750
Surgery Center Holdings, Inc., 10.00%, 4/15/27, Callable 4/15/22 @ 105 (e)	250,000	276,135
Team Health Holdings, Inc., 6.38%, 2/1/25, Callable 4/26/21 @ 101.59 (e)	250,000	220,925
Tenet Healthcare Corp., 6.13%, 10/1/28, Callable 10/1/23 @ 103.06 (e)	300,000	312,369
Verscend Escrow Corp., 9.75%, 8/15/26, Callable 8/15/21 @ 104.88 (e)	400,000	428,816
		2,495,303

Industrials (12.9%):
Ahern Rentals, Inc., 7.38%, 5/15/23, Callable 5/10/21 @ 101.84 (e)	500,000	450,100
American Airlines, Inc., 11.75%, 7/15/25 (e)	250,000	309,034
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 4/20/26 (e)	125,000	130,365
5.75%, 4/20/29 (e)	150,000	159,821
Apex Tool Group LLC/BC Mountain Finance, Inc., 9.00%, 2/15/23, Callable 5/10/21 @ 100 (d)(e)	250,000	250,312
Aramark Services, Inc., 6.38%, 5/1/25, Callable 5/1/22 @ 103.19 (e)	250,000	265,048
Cargo Aircraft Management, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38 (e)	200,000	206,364
Delta Air Lines, Inc., 7.00%, 5/1/25 (e)	250,000	287,790
Hillenbrand, Inc., 3.75%, 3/1/31, Callable 3/1/26 @ 101.88	75,000	73,462
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25 (e)	250,000	273,780
NESCO Holdings II, Inc., 5.50%, 4/15/29, Callable 4/15/24 @ 102.75 (c)(e)	100,000	102,533

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory High Yield VIP Series	March 31, 2021
	(Unaudited)

Security Description	Principal Amount	Value
Pike Corp., 5.50%, 9/1/28, Callable 9/1/23 @ 102.75 (e)	$500,000	$509,020
Pisces Midco, Inc., 8.00%, 4/15/26, Callable 4/15/21 @ 104 (e)	250,000	260,393
TransDigm, Inc., 4.63%, 1/15/29, Callable 1/15/24 @ 102.31 (e)	250,000	246,133
Triumph Group, Inc., 6.25%, 9/15/24, Callable 5/10/21 @ 103.13 (e)	175,000	177,611
WESCO Distribution, Inc., 7.25%, 6/15/28, Callable 6/15/23 @ 103.63 (e)	250,000	279,145
		3,980,911

Information Technology (1.6%):
Caesars Entertainment, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06 (e)	250,000	275,038
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 9/1/25, Callable 9/1/21 @ 103.75 (e)	200,000	207,914
		482,952

Materials (3.8%):
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27, Callable 8/15/22 @ 102.63 (e)	250,000	254,980
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 7/15/25, Callable 7/15/22 @ 103.25 (e)	150,000	161,495
Greif, Inc., 6.50%, 3/1/27, Callable 3/1/22 @ 103.25 (e)	400,000	421,684
Plastipak Holdings, Inc., 6.25%, 10/15/25, Callable 5/10/21 @ 103.13 (e)	330,000	339,689
		1,177,848

Real Estate (0.7%):
Adams Homes, Inc., 7.50%, 2/15/25, Callable 2/15/22 @ 103.75 (e)	200,000	209,390

Total Corporate Bonds (Cost $18,928,625)		19,821,033
Yankee Dollars (8.8%)
Consumer Discretionary (1.7%):
1011778 BC ULC/New Red Finance, Inc., 4.38%, 1/15/28, Callable 11/15/22 @ 102.19 (e)	220,000	221,096
Viking Cruises, Ltd., 7.00%, 2/15/29, Callable 2/15/24 @ 103.5 (e)	200,000	205,970
Viking Ocean Cruises Ship VII, Ltd., 5.63%, 2/15/29, Callable 2/15/24 @ 102.81 (e)	100,000	101,114
		528,180

Energy (0.7%):
TechnipFMC PLC, 6.50%, 2/1/26, Callable 2/1/23 @ 103.25 (e)	200,000	209,200

Financials (0.5%):
Intelsat Jackson Holdings SA, 8.50%, 10/15/24, Callable 5/10/21 @ 106.38 (e)(h)	250,000	157,378

Health Care (1.3%):
Bausch Health Cos., Inc., 6.13%, 4/15/25, Callable 5/10/21 @ 102.04 (e)	385,000	394,655

Industrials (2.3%):
Algeco Global Finance 2 PLC, 10.00%, 8/15/23, Callable 4/20/21 @ 102.5 (e)(f)	300,000	306,147
Bombardier, Inc., 7.88%, 4/15/27, Callable 4/15/22 @ 103.94 (e)	400,000	391,543
		697,690

Materials (2.3%):
Intertape Polymer Group, Inc., 7.00%, 10/15/26, Callable 10/15/21 @ 103.5 (e)	350,000	366,923
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 4/15/26, Callable 5/10/21 @ 103.88 (e)(f)	250,000	260,268

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory High Yield VIP Series	March 31, 2021
	(Unaudited)

Security Description	Shares or Principal Amount	Value
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.13%, 4/1/29, Callable 4/1/24 @ 102.56 (e)	$100,000	$103,099
		730,290

Total Yankee Dollars (Cost $2,731,650)		2,717,393
Collateral for Securities Loaned^ (5.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (i)	35,428	35,428
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (i)	912,360	912,360
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (i)	17,680	17,680
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (i)	140,979	140,979
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (i)	633,868	633,868
Total Collateral for Securities Loaned (Cost $1,740,315)		1,740,315
Total Investments (Cost $29,163,462) — 97.7%		30,146,318
Other assets in excess of liabilities — 2.3%		706,067
NET ASSETS - 100.00%		$30,852,385

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2021.
(c)	Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.
(d)	All or a portion of this security is on loan.
(e)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2021, the fair value of these securities was $19,057,937 and amounted to 61.8% of net assets.
(f)	All or a portion of the security has been segregated as collateral for securities purchased on a when-issued basis.
(g)	All of the coupon is paid in kind.
(h)	Defaulted security.
(i)	Rate disclosed is the daily yield on March 31, 2021.

bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2021, based on the last reset date of the security
LIBOR02M—2 Month US Dollar LIBOR, rate disclosed as of March 31, 2021, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2021, based on the last reset date of the security
LIBOR06M—6 Month US Dollar LIBOR, rate disclosed as of March 31, 2021, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
PIK—Payment-in-Kind
PLC—Public Limited Company
ULC—Unlimited Liability Co.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory INCORE Investment Quality Bond VIP Series	March 31, 2021
	(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (1.7%)
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class B, 3.26%, 1/18/24, Callable 12/18/22 @ 100 (a)	$1,000,000	$1,009,479
Santander Drive Auto Receivables Trust, Series 2020-1, Class A2A, 2.07%, 1/17/23, Callable 11/15/23 @ 100 (a)	374,156	375,010
Santander Retail Auto Lease Trust, Series 2021-A, Class C, 1.14%, 3/20/26, Callable 4/20/24 @ 100 (b)	6,080,000	6,076,066
Westlake Automobile Receivables Trust, Series 2021-1A, Class C, 0.95%, 3/16/26, Callable 4/15/24 @ 100 (b)	3,001,000	2,998,650
Total Asset-Backed Securities (Cost $10,453,994)		10,459,205
Collateralized Mortgage Obligations (0.8%)
Bank, Series 2020-BN26, Class AS, 2.69%, 3/15/63, Callable 3/15/30 @ 100	2,590,000	2,590,465
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AS, 2.92%, 2/15/53, Callable 2/15/30 @ 100	2,241,000	2,305,578
Total Collateralized Mortgage Obligations (Cost $4,973,365)		4,896,043
Preferred Stocks (2.0%)
Financials (0.8%):
AMG Capital Trust II, 10/15/37, 5.15%	17,385	973,977
Bank of America Corp., Series L, 7.25% (c)	880	1,230,240
KKR & Co., Inc., Series C, 9/15/23, 6.00% (d)	16,177	1,078,197
Wells Fargo & Co., Series L, 7.50% (c)	1,070	1,516,628
		4,799,042
Health Care (0.1%):
Danaher Corp., Series B, 4/15/23, 5.00% (d)	349	452,025

Industrials (0.2%):
Stanley Black & Decker, Inc., 11/15/22, 5.25% (d)	12,122	1,430,154

Utilities (0.9%):
American Electric Power Co., Inc., 8/15/23, 6.13%	10,515	513,763
CenterPoint Energy, Inc., 9/15/29, 4.57%	8,930	536,336
Dominion Energy, Inc., Series A, 6/1/22, 7.25%	13,435	1,327,915
DTE Energy Co., 11/1/22, 6.25%	17,088	849,103
NextEra Energy, Inc., 3/1/23, 5.28%	23,325	1,155,287
The Southern Co., Series 2019, 8/1/22, 6.75%	20,905	1,064,692
		5,447,096

Total Preferred Stocks (Cost $11,767,328)		12,128,317
Corporate Bonds (53.5%)
Communication Services (2.6%):
Alphabet, Inc., 2.05%, 8/15/50, Callable 2/15/50 @ 100	1,446,000	1,189,899
AT&T, Inc.
4.25%, 3/1/27, Callable 12/1/26 @ 100 (a)	1,140,000	1,281,554
1.65%, 2/1/28, Callable 12/1/27 @ 100	919,000	889,114
5.15%, 11/15/46, Callable 5/15/46 @ 100 (a)	2,433,000	2,945,609
CenturyLink, Inc., 6.75%, 12/1/23	962,000	1,061,875
Comcast Corp.
3.45%, 2/1/50, Callable 8/1/49 @ 100	1,346,000	1,374,805
2.80%, 1/15/51, Callable 7/15/50 @ 100	1,166,000	1,064,826
Sirius XM Radio, Inc., 4.13%, 7/1/30, Callable 7/1/25 @ 102.06 (b)	1,190,000	1,191,154

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond VIP Series	March 31, 2021
	(Unaudited)

Security Description	Principal Amount	Value
Verizon Communications, Inc.
5.15%, 9/15/23 (a)	$1,262,000	$1,400,833
3.38%, 2/15/25 (a)	1,017,000	1,102,682
3.55%, 3/22/51, Callable 9/22/50 @ 100 (a)	2,490,000	2,475,981
		15,978,332

Consumer Discretionary (6.5%):
Booking Holdings, Inc.
0.90%, 9/15/21	245,000	288,314
0.75%, 5/1/25 (b)(d)	840,000	1,238,765
D.R. Horton, Inc., 2.50%, 10/15/24, Callable 9/15/24 @ 100	5,960,000	6,267,476
Dana, Inc., 5.63%, 6/15/28, Callable 6/15/23 @ 102.81	1,118,000	1,195,734
Darden Restaurants, Inc., 3.85%, 5/1/27, Callable 2/1/27 @ 100 (a)	1,435,000	1,559,572
Expedia Group, Inc.
3.60%, 12/15/23, Callable 11/15/23 @ 100 (b)	1,712,000	1,817,989
2/15/26 (b)	254,000	277,434
General Motors Co., 4.88%, 10/2/23 (a)	1,976,000	2,164,589
Hasbro, Inc., 2.60%, 11/19/22	2,412,000	2,486,555
Hilton Domestic Operating Co., Inc., 4.88%, 1/15/30, Callable 1/15/25 @ 102.44	936,000	992,151
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 4/1/27, Callable 4/1/22 @ 102.44	1,115,000	1,163,380
Lear Corp., 3.50%, 5/30/30, Callable 2/28/30 @ 100	994,000	1,039,794
Lennar Corp., 5.00%, 6/15/27, Callable 12/15/26 @ 100	1,781,000	2,047,295
Marriott International, Inc., 3.60%, 4/15/24, Callable 3/15/24 @ 100	2,784,000	2,965,823
Meritage Homes Corp., 6.00%, 6/1/25, Callable 3/1/25 @ 100	587,000	660,064
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (b)	856,000	841,345
NIKE, Inc., 3.88%, 11/1/45, Callable 5/1/45 @ 100 (d)	2,026,000	2,283,646
NVR, Inc.
3.95%, 9/15/22, Callable 6/15/22 @ 100 (a)	2,375,000	2,466,818
3.00%, 5/15/30, Callable 11/15/29 @ 100	2,303,000	2,359,193
Ross Stores, Inc.
3.38%, 9/15/24, Callable 6/15/24 @ 100	1,220,000	1,294,200
0.88%, 4/15/26, Callable 3/15/26 @ 100	1,552,000	1,503,314
Yum! Brands, Inc., 3.63%, 3/15/31, Callable 12/15/30 @ 100	1,478,000	1,420,624
		38,334,075

Consumer Staples (3.0%):
7-Eleven, Inc., 0.80%, 2/10/24, Callable 2/10/22 @ 100 (b)	3,126,000	3,114,996
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 (a)	898,000	1,010,160
BAT Capital Corp., 5.28%, 4/2/50, Callable 10/2/49 @ 100	1,686,000	1,861,108
Church & Dwight Co., Inc., 2.45%, 8/1/22, Callable 7/1/22 @ 100 (a)	620,000	635,488
Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100 (d)	1,000,000	1,173,940
Hormel Foods Corp., 1.80%, 6/11/30, Callable 3/11/30 @ 100	2,863,000	2,751,199
Keurig Dr Pepper, Inc., 4.06%, 5/25/23, Callable 4/25/23 @ 100 (a)	1,542,000	1,654,150
Molson Coors Beverage Co., 4.20%, 7/15/46, Callable 1/15/46 @ 100	793,000	825,228
Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	1,835,000	2,176,861
The Coca-Cola Co., 2.95%, 3/25/25	2,270,000	2,448,580
Tyson Foods, Inc., 5.10%, 9/28/48, Callable 3/28/48 @ 100	691,000	873,300
		18,525,010

Energy (3.6%):
Chevron USA, Inc., 3.85%, 1/15/28, Callable 10/15/27 @ 100	2,725,000	3,035,732
Continental Resources, Inc., 4.50%, 4/15/23, Callable 1/15/23 @ 100 (a)	2,084,000	2,154,585
EOG Resources, Inc., 4.95%, 4/15/50, Callable 10/15/49 @ 100	1,196,000	1,471,020
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100 (a)	737,000	765,087
HollyFrontier Corp., 2.63%, 10/1/23	2,069,000	2,131,339
Phillips 66 Partners LP, 4.90%, 10/1/46, Callable 4/1/46 @ 100	2,090,000	2,275,404
Pioneer Natural Resources Co.

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond VIP Series	March 31, 2021
	(Unaudited)

Security Description	Principal Amount	Value
0.25%, 5/15/25 (b)	$902,000	$1,410,674
1.90%, 8/15/30, Callable 5/15/30 @ 100	1,976,000	1,834,182
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100 (a)	2,215,000	2,274,030
Valero Energy Corp.
4.00%, 4/1/29, Callable 1/1/29 @ 100 (a)	910,000	985,557
6.63%, 6/15/37	2,520,000	3,264,031
		21,601,641

Financials (13.3%):
Aflac, Inc.
2.88%, 10/15/26, Callable 7/15/26 @ 100	2,450,000	2,625,052
4.75%, 1/15/49, Callable 7/15/48 @ 100	341,000	422,431
Alleghany Corp.
3.63%, 5/15/30, Callable 2/15/30 @ 100	965,000	1,039,672
4.90%, 9/15/44, Callable 3/15/44 @ 100	1,648,000	1,962,949
Ares Capital Corp., 4.63%, 3/1/24	1,370,000	1,491,369
Bank of America Corp.
2.50%, 10/21/22, Callable 10/21/21 @ 100, MTN	3,500,000	3,540,495
4.20%, 8/26/24 (a)	1,400,000	1,543,164
3.25%, 10/21/27, Callable 10/21/26 @ 100, MTN	1,775,000	1,905,551
Capital One Financial Corp., 3.30%, 10/30/24, Callable 9/30/24 @ 100 (a)	1,935,000	2,085,582
Cincinnati Financial Corp., 6.13%, 11/1/34	1,795,000	2,378,842
Citigroup, Inc.
2.75%, 4/25/22, Callable 3/25/22 @ 100	3,443,000	3,524,530
3.88%, 3/26/25	929,000	1,011,179
4.60%, 3/9/26 (a)	873,000	983,679
4.45%, 9/29/27 (a)	1,000,000	1,124,140
3.88% (LIBOR03M+117bps), 1/24/39, Callable 1/24/38 @ 100 (d)(e)	813,000	879,203
Fifth Third Bancorp
1.63%, 5/5/23, Callable 4/5/23 @ 100	1,165,000	1,191,131
3.65%, 1/25/24, Callable 12/25/23 @ 100 (a)	5,053,000	5,448,803
Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	2,510,000	2,624,832
General Motors Financial Co., Inc., 4.15%, 6/19/23, Callable 5/19/23 @ 100	966,000	1,032,760
Globe Life, Inc., 2.15%, 8/15/30, Callable 5/15/30 @ 100	2,094,000	2,006,261
JPMorgan Chase & Co.
2.95%, 10/1/26, Callable 7/1/26 @ 100	3,400,000	3,631,064
5.60%, 7/15/41	980,000	1,302,440
JPMorgan Chase Financial Co. LLC, 0.25%, 5/1/23 (b)	1,015,000	1,125,564
Level 3 Financing, Inc., 3.75%, 7/15/29, Callable 1/15/24 @ 101.88 (b)	1,445,000	1,412,516
Morgan Stanley
4.88%, 11/1/22 (a)	2,718,000	2,898,883
3.75%, 2/25/23 (a)	3,000,000	3,180,510
3.13%, 7/27/26, MTN	5,500,000	5,916,130
Sixth Street Specialty Lending, Inc., 4.50%, 8/1/22	1,115,000	1,212,172
SVB Financial Group, 3.13%, 6/5/30, Callable 3/5/30 @ 100	3,110,000	3,232,472
The Bank of New York Mellon Corp., 0.75%, 1/28/26, MTN, Callable 12/28/25 @ 100 (d)	2,556,000	2,499,359
The Goldman Sachs Group, Inc., 5.75%, 1/24/22 (a)	2,750,000	2,869,488
Truist Financial Corp., 2.75%, 4/1/22, MTN, Callable 3/1/22 @ 100	3,550,000	3,630,195
Unum Group, 4.00%, 6/15/29, Callable 3/15/29 @ 100	1,713,000	1,855,659
Wachovia Corp., 5.50%, 8/1/35 (a)	1,000,000	1,236,840
Wells Fargo & Co.
4.30%, 7/22/27, MTN	3,553,000	4,016,809
4.90%, 11/17/45 (a)	890,000	1,060,221

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond VIP Series	March 31, 2021
	(Unaudited)

Security Description	Principal Amount	Value
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	$2,000,000	$2,019,760
		81,921,707

Health Care (5.4%):
AbbVie, Inc.
3.85%, 6/15/24, Callable 3/15/24 @ 100	3,000,000	3,260,520
3.20%, 11/21/29, Callable 8/21/29 @ 100	2,580,000	2,736,941
4.45%, 5/14/46, Callable 11/14/45 @ 100	1,278,000	1,473,943
Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	1,825,000	2,097,892
Anthem, Inc.
2.38%, 1/15/25, Callable 12/15/24 @ 100	1,278,000	1,335,510
2.75%, 10/15/42	310,000	1,566,136
Baxter International, Inc., 3.50%, 8/15/46, Callable 2/15/46 @ 100	862,000	895,006
Bristol-Myers Squibb Co., 3.40%, 7/26/29, Callable 4/26/29 @ 100 (d)	4,580,000	4,999,253
Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13	1,410,000	1,482,347
HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100	1,716,000	1,899,045
Hologic, Inc., 3.25%, 2/15/29, Callable 9/28/23 @ 101.63 (b)	2,186,000	2,158,588
Humana, Inc., 2.90%, 12/15/22, Callable 11/15/22 @ 100 (a)	1,234,000	1,278,893
Illumina, Inc.
0.50%, 6/15/21	550,000	827,326
8/15/23 (d)	465,000	552,053
Merck & Co., Inc., 2.45%, 6/24/50, Callable 12/24/49 @ 100	1,213,000	1,069,890
Mylan, Inc., 4.55%, 4/15/28, Callable 1/15/28 @ 100	2,228,000	2,520,893
Regeneron Pharmaceuticals, Inc., 2.80%, 9/15/50, Callable 3/15/50 @ 100	1,328,000	1,141,071
Universal Health Services, Inc., 2.65%, 10/15/30, Callable 7/15/30 @ 100 (b)	854,000	825,118
Upjohn, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100 (b)	730,000	736,570
		32,856,995

Industrials (5.8%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100 (d)	2,036,000	1,933,203
Air Lease Corp., 0.70%, 2/15/24, MTN, Callable 1/15/24 @ 100	2,401,000	2,370,843
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	1,356,000	1,364,367
CSX Corp., 3.35%, 9/15/49, Callable 3/15/49 @ 100	1,635,000	1,604,491
Delta Air Lines, Inc., 3.80%, 4/19/23, Callable 3/19/23 @ 100 (a)	2,465,000	2,528,868
Fortive Corp., 0.88%, 2/15/22	1,355,000	1,376,409
Hillenbrand, Inc., 5.00%, 9/15/26, Callable 7/15/26 @ 100	3,720,000	4,090,549
Oshkosh Corp., 3.10%, 3/1/30, Callable 12/1/29 @ 100	1,190,000	1,224,986
PACCAR Financial Corp., 0.80%, 6/8/23, MTN	1,785,000	1,799,976
Rockwell Automation, Inc.
3.50%, 3/1/29, Callable 12/1/28 @ 100	1,270,000	1,401,382
6.25%, 12/1/37	1,151,000	1,523,912
Roper Technologies, Inc., 2.95%, 9/15/29, Callable 6/15/29 @ 100 (a)	2,989,000	3,114,866
Sensata Technologies, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (b)	1,094,000	1,079,373
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100	1,100,000	1,259,291
Southwest Airlines Co., 1.25%, 5/1/25	785,000	1,347,798
The Boeing Co., 2.20%, 2/4/26, Callable 2/4/23 @ 100	3,996,000	3,985,850
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100 (a)	2,603,000	2,861,113
		34,867,277

Information Technology (6.3%):
Akamai Technologies, Inc., 0.13%, 5/1/25	695,000	839,122
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	1,074,000	1,340,459
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 1/15/24, Callable 11/15/23 @ 100 (a)	3,175,000	3,402,679
Broadcom, Inc., 5.00%, 4/15/30, Callable 1/15/30 @ 100	1,300,000	1,481,376

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond VIP Series	March 31, 2021
	(Unaudited)

Security Description	Principal Amount	Value
Cadence Design Systems, Inc., 4.38%, 10/15/24, Callable 7/15/24 @ 100	$2,969,000	$3,293,689
Citrix Systems, Inc., 1.25%, 3/1/26, Callable 2/1/26 @ 100	2,449,000	2,412,020
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100 (d)	1,020,000	1,164,310
Intel Corp., 3.40%, 3/25/25, Callable 2/25/25 @ 100	1,991,000	2,167,801
Micron Technology, Inc.
5.33%, 2/6/29, Callable 11/6/28 @ 100	4,252,000	4,978,242
3.13%, 5/1/32	166,000	1,462,666
NCR Corp., 5.25%, 10/1/30, Callable 10/1/25 @ 102.63 (b)(d)	729,000	738,061
NetApp, Inc., 3.25%, 12/15/22, Callable 9/15/22 @ 100	1,345,000	1,394,524
Novellus Systems, Inc., 2.63%, 5/15/41	26,000	491,014
NVIDIA Corp., 2.20%, 9/16/21, Callable 8/16/21 @ 100	1,230,000	1,238,659
PayPal Holdings, Inc., 1.65%, 6/1/25, Callable 5/1/25 @ 100	3,282,000	3,342,126
ServiceNow, Inc., 6/1/22	43,000	154,393
Texas Instruments, Inc., 4.15%, 5/15/48, Callable 11/15/47 @ 100	1,299,000	1,540,328
Visa, Inc., 2.00%, 8/15/50, Callable 2/15/50 @ 100	2,488,000	2,008,413
VMware, Inc., 2.95%, 8/21/22, Callable 7/21/22 @ 100	3,174,000	3,275,727
Western Digital Corp., 1.50%, 2/1/24	1,190,000	1,216,037
		37,941,646

Materials (1.3%):
Celanese US Holdings LLC, 4.63%, 11/15/22 (a)	1,870,000	1,984,388
Domtar Corp., 6.75%, 2/15/44, Callable 8/15/43 @ 100	1,465,000	1,855,393
Nucor Corp., 2.00%, 6/1/25, Callable 5/1/25 @ 100	1,265,000	1,301,255
Southern Copper Corp., 5.25%, 11/8/42 (a)	850,000	1,029,520
Steel Dynamics, Inc., 3.25%, 10/15/50, Callable 4/15/50 @ 100	1,736,000	1,616,980
		7,787,536

Real Estate (2.9%):
Duke Realty LP, 3.05%, 3/1/50, Callable 9/1/49 @ 100	1,407,000	1,293,877
Highwoods Realty LP, 3.63%, 1/15/23, Callable 10/15/22 @ 100	5,523,000	5,728,290
Iron Mountain, Inc., 5.25%, 7/15/30, Callable 7/15/25 @ 102.63 (b)	910,000	938,683
Physicians Realty LP, 3.95%, 1/15/28, Callable 10/15/27 @ 100	1,180,000	1,258,494
Piedmont Operating Partnership LP, 3.15%, 8/15/30, Callable 5/15/30 @ 100	1,167,000	1,137,347
Regency Centers LP, 4.65%, 3/15/49, Callable 9/15/48 @ 100	1,055,000	1,160,162
Retail Properties of America, Inc., 4.00%, 3/15/25, Callable 12/15/24 @ 100	3,006,000	3,135,348
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	1,230,000	1,368,240
STORE Capital Corp., 2.75%, 11/18/30, Callable 8/18/30 @ 100	1,570,000	1,535,539
		17,555,980

Utilities (2.8%):
Ameren Illinois Co., 1.55%, 11/15/30, Callable 8/15/30 @ 100	1,910,000	1,779,776
American Water Capital Corp., 2.80%, 5/1/30, Callable 2/1/30 @ 100	1,190,000	1,227,354
Arizona Public Service Co., 2.95%, 9/15/27, Callable 6/15/27 @ 100	1,800,000	1,932,588
Consolidated Edison, Inc., 6.30%, 8/15/37	1,870,000	2,537,310
Nevada Power Co., 6.65%, 4/1/36 (a)	600,000	842,334
NextEra Energy Capital Holdings, Inc., 2.80%, 1/15/23, Callable 12/15/22 @ 100 (a)	2,765,000	2,872,918
Oklahoma G&E Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	1,546,000	1,887,032
Public Service Electric & Gas Co., 4.00%, 6/1/44, Callable 12/1/43 @ 100	1,289,000	1,403,592
Vistra Operations Co. LLC, 3.70%, 1/30/27, Callable 11/30/26 @ 100 (b)	2,579,000	2,683,475
		17,166,379

Total Corporate Bonds (Cost $315,288,129)		324,536,578

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond VIP Series	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
Residential Mortgage-Backed Securities (0.3%)
Bear Stearns Alt-A Trust, Series 2003-3, Class 2A, 2.86%, 10/25/33, Callable 4/25/21 @ 100 (a)(f)	$720,711	$720,712

Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE16, Class M1, 1.43% (LIBOR01M+132bps), 10/25/32, Callable 4/25/21 @ 100 (e)	685,608	686,131

JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 11/25/34, Callable 4/25/21 @ 100 (a)	16,289	11,955

JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 9/25/22 @ 100 (a)(b)(f)	115,452	115,847
Total Residential Mortgage-Backed Securities (Cost $1,532,555)		1,534,645
Yankee Dollars (9.5%)
Communication Services (0.4%):
Vodafone Group PLC, 5.25%, 5/30/48	1,718,000	2,148,462

Consumer Discretionary (0.7%):
Magna International, Inc., 3.63%, 6/15/24, Callable 3/15/24 @ 100	4,305,000	4,657,924

Consumer Staples (3.1%):
Barry Callebaut Services NV, 5.50%, 6/15/23 (b)	5,438,000	5,928,073
Kerry Group Financial Services Unlimited Co., 3.20%, 4/9/23, Callable 1/9/23 @ 100 (a)(b)	5,337,000	5,558,485
Suntory Holdings Ltd.
2.55%, 6/28/22, Callable 5/28/22 @ 100 (a)(b)	4,966,000	5,079,374
2.25%, 10/16/24, Callable 9/16/24 @ 100 (b)	1,600,000	1,667,344
		18,233,276

Energy (0.9%):
Canadian Natural Resources Ltd., 2.95%, 1/15/23, Callable 12/15/22 @ 100	1,255,000	1,302,715
Ecopetrol SA, 5.88%, 9/18/23 (a)	2,780,000	3,064,728
Statoil ASA, 3.95%, 5/15/43 (d)	930,000	1,011,133
		5,378,576

Financials (1.9%):
Barclays Bank PLC
2/4/25 (a)	635,000	828,179
2/18/25	545,000	606,531
Enel Finance International NV, 2.88%, 5/25/22 (a)(b)	3,685,000	3,781,105
Newcrest Finance Pty Ltd.
5.75%, 11/15/41 (b)	1,720,000	2,194,204
4.20%, 5/13/50, Callable 11/13/49 @ 100 (b)	665,000	724,079
NXP BV/NXP Funding LLC, 4.63%, 6/1/23 (b)	2,500,000	2,707,474
Total Capital International SA, 2.99%, 6/29/41, Callable 12/29/40 @ 100	1,431,000	1,370,612
		12,212,184

Industrials (1.0%):
Aercap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 1/30/26, Callable 12/30/25 @ 100	1,385,000	1,345,708
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25, Callable 6/15/25 @ 100	1,250,000	1,457,787
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100	1,525,000	1,549,354
Sensata Technologies BV, 4.00%, 4/15/29, Callable 4/15/24 @ 102 (b)	1,343,000	1,370,317
		5,723,166

Materials (1.1%):
Anglo American Capital PLC, 2.88%, 3/17/31, Callable 12/17/30 @ 100 (b)	2,500,000	2,480,400

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond VIP Series	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
Fresnillo PLC, 4.25%, 10/2/50, Callable 4/2/50 @ 100 (b)	$800,000	$784,448
Rio Tinto Finance USA Ltd.
3.75%, 6/15/25, Callable 3/15/25 @ 100	1,415,000	1,551,590
5.20%, 11/2/40	723,000	937,239
Vale Overseas Ltd., 6.25%, 8/10/26	1,184,000	1,405,467
		7,159,144

Utilities (0.4%):
Iberdrola International BV
6.75%, 9/15/33	373,000	490,006
6.75%, 7/15/36 (d)	1,151,000	1,675,569
		2,165,575

Total Yankee Dollars (Cost $55,876,890)		57,678,307
U.S. Government Mortgage-Backed Agencies (26.1%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 - 7/1/39 (a)	1,435,650	1,633,040
Series 4763, Class VC, 4.00%, 4/15/29	498,238	514,018
Series 4395, Class PA, 2.50%, 4/15/37 - 7/1/50 (a)	4,301,328	4,450,052
7.00%, 9/1/38 (a)	28,928	34,322
Series 4290, Class CA, 3.50%, 12/15/38 - 10/15/40 (a)	6,641,804	6,987,440
4.50%, 1/1/41 - 12/1/45 (a)	5,271,759	5,896,149
Series 4444, Class CH, 3.00%, 1/15/41 (a)	100,636	102,828
2.00%, 3/1/51	6,000,000	5,989,314
		25,607,163
Federal National Mortgage Association
6.00%, 8/1/21 - 2/1/37 (a)	1,952,957	2,256,620
5.00%, 4/1/23 - 12/1/39 (a)	795,527	906,078
7.50%, 12/1/29 (a)	31,274	36,467
8.00%, 1/1/30 - 9/1/30 (a)	15,192	17,799
7.00%, 2/1/32 - 6/1/32 (a)	28,143	33,553
2.16% (LIBOR12M+166bps), 12/1/36 (a)(e)	92,632	95,003
5.50%, 1/1/38 - 2/1/39 (a)	537,650	613,334
4.50%, 12/1/38 - 5/1/50 (a)	5,519,367	5,954,409
Series 2013-33, Class UD, 2.50%, 4/25/39 - 12/25/47 (a)	4,376,911	4,448,555
3.50%, 8/1/39 - 12/25/50	17,861,884	18,788,479
3.00%, 6/1/40 - 2/25/49	31,271,217	32,874,766
4.00%, 11/1/43 - 6/1/49 (a)	17,238,833	18,955,792
2.00%, 3/1/51	10,987,553	10,982,772
2.00%, 5/25/51 (g)	12,300,000	12,241,464
2.50%, 5/25/51 (g)	17,900,000	18,315,997
		126,521,088
Government National Mortgage Association
6.00%, 10/15/32 (a)	63,727	73,203
Series 2014-42, Class AD, 2.50%, 7/16/41	265,287	272,035
3.00%, 8/20/50	5,763,859	6,025,469
		6,370,707

Multi-family (0.0%):(h)
Collateralized Mortgage Obligations (0.0%):
Government National Mortgage Association
6.00%, 12/15/33 (a)	21,501	24,733

Total U.S. Government Mortgage-Backed Agencies (Cost $155,742,843)		158,523,691
U.S. Treasury Obligations (7.0%)
U.S. Treasury Bonds, 1.25%, 5/15/50	15,155,000	11,404,138
U.S. Treasury Notes
0.25%, 3/15/24	10,635,000	10,605,089

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond VIP Series	March 31, 2021
(Unaudited)

Security Description	Shares or Principal Amount	Value
0.38%, 1/31/26	$14,926,000	$14,549,352
0.88%, 11/15/30	6,611,000	6,110,010
Total U.S. Treasury Obligations (Cost $44,870,651)		42,668,589
Collateral for Securities Loaned^ (1.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (i)	198,064	198,064
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (i)	5,100,612	5,100,612
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (i)	98,844	98,844
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (i)	788,151	788,151
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (i)	3,543,680	3,543,680
Total Collateral for Securities Loaned (Cost $9,729,351)		9,729,351
Total Investments (Cost $610,235,106) — 102.5%		622,154,725
Liabilities in excess of other assets — (2.5)%		(15,140,511)
NET ASSETS - 100.00%		$607,014,214

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2021, the fair value of these securities was $63,056,174 and amounted to 10.4% of net assets.
(c)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(d)	All or a portion of this security is on loan.
(e)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2021.
(f)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2021.
(g)	Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.
(h)	Amount represents less than 0.05% of net assets.
(i)	Rate disclosed is the daily yield on March 31, 2021.

bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2021, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2021, based on the last reset date of the security
LIBOR12M—12 Month US Dollar LIBOR, rate disclosed as of March 31, 2021, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mexican Peso Currency Futures	176	6/14/21	$4,276,802	$4,271,520	$(5,282)
Ultra Long Term U.S. Treasury Bond Futures	90	6/21/21	$17,086,889	$16,309,688	$(777,201)
					$(782,483)

Futures Contracts Sold
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures	335	6/21/21	44,343,441	43,864,063	479,378
2-Year U.S. Treasury Note Futures	40	6/30/21	8,827,995	8,829,063	(1,068)
5-Year U.S. Treasury Note Futures	53	6/30/21	6,560,598	6,540,117	20,481
Canadian Dollar Futures	80	6/15/21	6,326,399	6,365,600	(39,201)
					$459,590

	Total unrealized appreciation				$499,859
	Total unrealized depreciation				(822,752)
	Total net unrealized appreciation (depreciation)				$(322,893)

Centrally Cleared

Credit Default Swap Agreements - Sell Protection (a)

Underlying Instruments	Fixed Deal Received Rate	Maturity Date	Payment Frequency	Implied Credit Spread at March 31, 2021 (b)	Notional Amount (c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index; Series 35	5.00%	12/20/25	Quarterly	2.86%	$18,900,000	$1,719,785	$1,711,372	$8,413
CDX North America Index Growth; Series 35	1.00%	12/20/25	Quarterly	0.48%	24,000,000	572,383	566,225	6,158
						$2,292,168	$2,277,597	$14,571

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory INCORE Low Duration Bond VIP Series	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (4.1%)
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class C, 0.89%, 10/19/26, Callable 11/18/24 @ 100	$1,815,000	$1,806,030
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class B, 3.26%, 1/18/24, Callable 12/18/22 @ 100 (a)	2,800,000	2,826,541
GM Financial Automobile Leasing Trust, Series 2021-1, Class C, 0.70%, 2/20/25, Callable 8/20/23 @ 100	1,164,000	1,157,882
Santander Drive Auto Receivables Trust, Series 2021-1, Class C, 0.75%, 2/17/26, Callable 1/15/26 @ 100	1,164,000	1,161,138
Santander Drive Auto Receivables Trust, Series 2020-1, Class A2A, 2.07%, 1/17/23, Callable 11/15/23 @ 100 (a)	157,394	157,753
Santander Retail Auto Lease Trust, Series 2021-A, Class C, 1.14%, 3/20/26, Callable 4/20/24 @ 100 (b)	2,366,000	2,364,469
Westlake Automobile Receivables Trust, Series 2021-1A, Class C, 0.95%, 3/16/26, Callable 4/15/24 @ 100 (b)	1,295,000	1,293,986
Total Asset-Backed Securities (Cost $10,760,218)		10,767,799
Collateralized Mortgage Obligations (2.2%)
Benefit Street Partners CLO III Ltd., Series 2013-IIIA, Class AIR, 1.47% (LIBOR03M+125bps), 7/20/29, Callable 4/20/21 @ 100 (a)(b)(c)	1,497,580	1,497,826
Galaxy CLO Ltd., Series 2017-24A, Class A, 1.36% (LIBOR03M+112bps), 1/15/31, Callable 4/15/21 @ 100 (a)(b)(c)	1,000,000	1,000,222
Steele Creek CLO Ltd., Series 2017-1A, Class A, 1.49% (LIBOR03M+125bps), 1/15/30, Callable 4/15/21 @ 100 (a)(b)(c)	2,175,000	2,169,033
Voya CLO Ltd., Series 2017-4A, Class A1, 1.37% (LIBOR03M+113bps), 10/15/30, Callable 4/15/21 @ 100 (a)(b)(c)	1,000,000	1,000,053
Total Collateralized Mortgage Obligations (Cost $5,618,135)		5,667,134
Preferred Stocks (2.0%)
Financials (0.9%):
AMG Capital Trust II, 10/15/37, 5.15%	7,175	401,972
Bank of America Corp., Series L, 7.25% (d)	380	531,240
KKR & Co., Inc., Series C, 9/15/23, 6.00% (e)	7,108	473,748
Wells Fargo & Co., Series L, 7.50% (d)	455	644,922
		2,051,882
Health Care (0.1%):
Danaher Corp., Series B, 4/15/23, 5.00% (e)	149	192,985

Industrials (0.2%):
Stanley Black & Decker, Inc., 11/15/22, 5.25% (e)	5,170	609,957

Utilities (0.8%):
American Electric Power Co., Inc., 8/15/23, 6.13%	4,295	209,854
CenterPoint Energy, Inc., 9/15/29, 4.57%	3,690	221,621
Dominion Energy, Inc., Series A, 6/1/22, 7.25%	5,585	552,021
DTE Energy Co., 11/1/22, 6.25%	7,453	370,340
NextEra Energy, Inc., 3/1/23, 5.28%	9,795	485,146

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond VIP Series	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
The Southern Co., Series 2019, 8/1/22, 6.75%	$8,695	$442,836
		2,281,818

Total Preferred Stocks (Cost $4,985,171)		5,136,642
Corporate Bonds (49.2%)
Communication Services (3.9%):
AT&T, Inc., 1.70%, 3/25/26, Callable 3/25/23 @ 100	2,500,000	2,500,350
CenturyLink, Inc., 6.75%, 12/1/23	402,000	443,736
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.50%, 2/1/24, Callable 1/1/24 @ 100 (e)	504,000	551,235
Comcast Corp., 3.10%, 4/1/25, Callable 3/1/25 @ 100 (a)	1,182,000	1,274,716
Fox Corp., 4.03%, 1/25/24, Callable 12/25/23 @ 100	1,412,000	1,533,177
Sirius XM Radio, Inc., 4.63%, 7/15/24, Callable 7/15/21 @ 102.31 (a)(b)	879,000	904,843
Verizon Communications, Inc.
5.15%, 9/15/23 (a)	1,835,000	2,036,868
3.38%, 2/15/25 (a)	325,000	352,381
1.30% (LIBOR03M+110bps), 5/15/25, Callable 3/15/25 @ 100 (a)(c)	719,000	735,199
		10,332,505

Consumer Discretionary (6.7%):
Aptiv Corp., 4.15%, 3/15/24, Callable 12/15/23 @ 100	1,628,000	1,776,995
AutoZone, Inc., 3.13%, 4/18/24, Callable 3/18/24 @ 100	2,682,000	2,858,690
Booking Holdings, Inc.
0.90%, 9/15/21	105,000	123,563
0.75%, 5/1/25 (b)(e)	355,000	523,526
D.R. Horton, Inc., 4.75%, 2/15/23, Callable 11/15/22 @ 100 (a)	3,006,000	3,202,622
Expedia Group, Inc.
3.60%, 12/15/23, Callable 11/15/23 @ 100 (b)	980,000	1,040,671
2/15/26 (b)	105,000	114,687
General Motors Co., 4.88%, 10/2/23 (a)	1,191,000	1,304,669
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 4/1/27, Callable 4/1/22 @ 102.44	536,000	559,257
Kohl's Corp., 4.25%, 7/17/25, Callable 4/17/25 @ 100 (e)	1,138,000	1,245,826
LGI Homes, Inc., 6.88%, 7/15/26, Callable 7/15/21 @ 103.44 (a)(b)	256,000	267,884
Marriott International, Inc., 3.60%, 4/15/24, Callable 3/15/24 @ 100	1,225,000	1,305,005
NVR, Inc., 3.95%, 9/15/22, Callable 6/15/22 @ 100 (a)	2,985,000	3,100,400
		17,423,795

Consumer Staples (2.2%):
7-Eleven, Inc., 0.80%, 2/10/24, Callable 2/10/22 @ 100 (b)	1,296,000	1,291,438
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 (a)	295,000	331,846
Church & Dwight Co., Inc., 2.45%, 8/1/22, Callable 7/1/22 @ 100 (a)	795,000	814,859
Constellation Brands, Inc., 4.25%, 5/1/23 (a)	954,000	1,023,375
Keurig Dr Pepper, Inc., 4.06%, 5/25/23, Callable 4/25/23 @ 100 (a)	638,000	684,402
Tyson Foods, Inc.
3.90%, 9/28/23, Callable 8/28/23 @ 100 (a)	400,000	431,320
3.95%, 8/15/24, Callable 5/15/24 @ 100	1,130,000	1,235,406
		5,812,646

Energy (2.3%):
Boardwalk Pipelines LP, 3.38%, 2/1/23, Callable 11/1/22 @ 100	400,000	414,792
Continental Resources, Inc., 4.50%, 4/15/23, Callable 1/15/23 @ 100 (a)	732,000	756,793
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100 (a)	310,000	321,814
HollyFrontier Corp., 2.63%, 10/1/23	929,000	956,991
Pioneer Natural Resources Co., 0.25%, 5/15/25 (b)	390,000	609,937

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond VIP Series	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100 (a)	$925,000	$949,651
Valero Energy Corp.
2.70%, 4/15/23 (a)	1,001,000	1,039,458
1.20%, 3/15/24	980,000	983,009
		6,032,445

Financials (9.2%):
Ares Capital Corp., 4.63%, 3/1/24	565,000	615,053
Bank of America Corp., 4.20%, 8/26/24 (a)	1,551,000	1,709,605
Capital One Financial Corp., 3.30%, 10/30/24, Callable 9/30/24 @ 100 (a)	627,000	675,793
Citigroup, Inc., 1.25% (LIBOR03M+107bps), 12/8/21, Callable 11/8/21 @ 100 (a)(c)	1,500,000	1,508,625
Dana Financing Luxembourg Sarl, 5.75%, 4/15/25, Callable 5/10/21 @ 102.88 (a)(b)	808,000	833,202
Fifth Third Bancorp
1.63%, 5/5/23, Callable 4/5/23 @ 100	1,880,000	1,922,168
3.65%, 1/25/24, Callable 12/25/23 @ 100 (a)	731,000	788,259
Ford Motor Credit Co. LLC, 3.10%, 5/4/23 (a)	1,500,000	1,524,795
General Motors Financial Co., Inc., 5.10%, 1/17/24, Callable 12/17/23 @ 100	1,451,000	1,605,155
Harley-Davidson Financial Services, Inc., 3.35%, 2/15/23, Callable 1/15/23 @ 100 (b)	1,512,000	1,570,257
JPMorgan Chase Financial Co. LLC, 0.25%, 5/1/23 (b)	430,000	476,840
Morgan Stanley
4.88%, 11/1/22 (a)	918,000	979,093
0.53% (SOFR+46bps), 1/25/24, Callable 1/25/23 @ 100 (c)	2,425,000	2,420,611
Sixth Street Specialty Lending, Inc., 4.50%, 8/1/22	465,000	505,525
The Bank of New York Mellon Corp., 0.75%, 1/28/26, MTN, Callable 12/28/25 @ 100 (e)	1,085,000	1,060,956
The Goldman Sachs Group, Inc., 1.97% (LIBOR03M+175bps), 10/28/27, Callable 10/28/26 @ 100 (a)(c)	1,500,000	1,569,990
Unum Group, 4.00%, 3/15/24	1,330,000	1,445,271
Zions Bancorp NA
3.50%, 8/27/21 (a)	1,465,000	1,482,360
3.35%, 3/4/22, Callable 2/4/22 @ 100 (a)	910,000	930,966
		23,624,524

Health Care (5.3%):
AbbVie, Inc.
2.30%, 5/14/21, Callable 4/14/21 @ 100 (a)	1,094,000	1,094,503
3.85%, 6/15/24, Callable 3/15/24 @ 100	2,455,000	2,668,192
Anthem, Inc., 2.75%, 10/15/42	135,000	682,027
Biogen, Inc., 3.63%, 9/15/22	925,000	966,792
Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13	588,000	618,170
HCA, Inc., 5.00%, 3/15/24	2,521,000	2,807,183
Humana, Inc.
3.15%, 12/1/22, Callable 9/1/22 @ 100 (a)	921,000	955,114
2.90%, 12/15/22, Callable 11/15/22 @ 100 (a)	515,000	533,736
Illumina, Inc.
0.50%, 6/15/21	240,000	361,015
8/15/23 (e)	195,000	231,506
Mylan, Inc., 3.13%, 1/15/23 (b)	2,521,000	2,626,327
Upjohn, Inc., 1.13%, 6/22/22 (b)	475,000	477,765
		14,022,330

Industrials (4.5%):
Air Lease Corp., 0.70%, 2/15/24, MTN, Callable 1/15/24 @ 100	2,385,000	2,355,044
Delta Air Lines, Inc., 3.80%, 4/19/23, Callable 3/19/23 @ 100 (a)	1,025,000	1,051,558

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond VIP Series	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
EnPro Industries, Inc., 5.75%, 10/15/26, Callable 10/15/21 @ 104.31 (a)	$1,000,000	$1,060,440
Fortive Corp., 0.88%, 2/15/22	575,000	584,085
Roper Technologies, Inc., 0.45%, 8/15/22	981,000	980,627
Sensata Technologies BV, 5.63%, 11/1/24 (a)(b)	785,000	870,683
Southwest Airlines Co.
4.75%, 5/4/23	1,973,000	2,130,169
1.25%, 5/1/25	350,000	600,929
The Boeing Co., 2.20%, 2/4/26, Callable 2/4/23 @ 100	1,659,000	1,654,786
Waste Management, Inc., 2.40%, 5/15/23, Callable 3/15/23 @ 100 (a)	782,000	810,692
		12,099,013

Information Technology (6.3%):
Akamai Technologies, Inc., 0.13%, 5/1/25	285,000	344,100
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 1/15/24, Callable 11/15/23 @ 100 (a)	2,520,000	2,700,709
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100 (e)	425,000	485,129
KLA Corp., 4.65%, 11/1/24, Callable 8/1/24 @ 100	504,000	563,578
Lam Research Group, 2.80%, 6/15/21, Callable 5/15/21 @ 100 (a)	2,928,000	2,936,139
Marvell Technology Group Ltd., 4.20%, 6/22/23, Callable 5/22/23 @ 100	842,000	902,119
Maxim Integrated Products, Inc., 3.38%, 3/15/23, Callable 12/15/22 @ 100	809,000	847,185
Micron Technology, Inc.
2.50%, 4/24/23	2,521,000	2,614,756
3.13%, 5/1/32, Callable 5/10/21 @ 100 (f)	69,000	607,976
NCR Corp., 5.00%, 10/1/28, Callable 10/1/23 @ 102.5 (b)	608,000	614,141
Novellus Systems, Inc., 2.63%, 5/15/41	10,000	188,852
PayPal Holdings, Inc., 2.20%, 9/26/22 (a)	1,710,000	1,755,469
Seagate HDD Cayman, 4.88%, 3/1/24, Callable 1/1/24 @ 100	1,000,000	1,073,350
ServiceNow, Inc., 6/1/22	20,000	71,811
Western Digital Corp., 1.50%, 2/1/24	500,000	510,940
		16,216,254

Materials (2.1%):
Celanese US Holdings LLC, 4.63%, 11/15/22 (a)	780,000	827,713
Graphic Packaging International LLC, 0.82%, 4/15/24, Callable 3/15/24 @ 100 (b)	2,022,000	2,015,206
Nucor Corp., 4.13%, 9/15/22, Callable 6/15/22 @ 100 (a)	1,527,000	1,592,860
Packaging Corp. of America, 4.50%, 11/1/23, Callable 8/1/23 @ 100	1,064,000	1,159,132
		5,594,911

Real Estate (3.4%):
American Tower Corp., 3.00%, 6/15/23 (a)	1,000,000	1,052,550
Duke Realty LP, 3.63%, 4/15/23, Callable 1/15/23 @ 100 (a)	1,229,000	1,292,048
Equinix, Inc., 5.38%, 5/15/27, Callable 5/15/22 @ 102.69	1,704,000	1,830,181
Highwoods Realty LP, 3.20%, 6/15/21, Callable 4/15/21 @ 100 (a)	717,000	718,269
Iron Mountain, Inc., 5.25%, 7/15/30, Callable 7/15/25 @ 102.63 (b)(e)	602,000	620,975
Piedmont Operating Partnership LP, 3.40%, 6/1/23, Callable 3/1/23 @ 100 (a)	1,680,000	1,747,032
Post Apartment Homes LP, 3.38%, 12/1/22, Callable 9/1/22 @ 100	500,000	519,295
Weingarten Realty Investors
3.38%, 10/15/22, Callable 7/15/22 @ 100 (a)	300,000	310,122
3.50%, 4/15/23, Callable 1/15/23 @ 100	505,000	528,260
		8,618,732

Utilities (3.3%):
Ameren Corp., 2.50%, 9/15/24, Callable 8/15/24 @ 100	597,000	628,122
Exelon Corp.
3.50%, 6/1/22, Callable 5/1/22 @ 100 (a)	2,117,000	2,183,368
3.95%, 6/15/25, Callable 3/15/25 @ 100 (a)	541,000	593,098

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond VIP Series	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
NextEra Energy Capital Holdings, Inc.
2.80%, 1/15/23, Callable 12/15/22 @ 100 (a)	$1,345,000	$1,397,495
0.65%, 3/1/23	1,186,000	1,189,665
Vistra Operations Co. LLC, 3.55%, 7/15/24, Callable 6/15/24 @ 100 (b)	2,500,000	2,614,550
		8,606,298

Total Corporate Bonds (Cost $125,218,729)		128,383,453
Residential Mortgage-Backed Securities (1.9%)
Bear Stearns Alt-A Trust, Series 2003-3, Class 2A, 2.86%, 10/25/33, Callable 4/25/21 @ 100 (a)(g)	305,425	305,425
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 2A8, 4.50%, 10/31/33 (a)	2,333	2,398
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 4A1, 2.68%, 11/25/34, Callable 4/25/21 @ 100 (a)(g)	241,664	241,664
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 11/25/34, Callable 4/25/21 @ 100 (a)	1,070	785
JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 9/25/22 @ 100 (a)(b)(g)	46,181	46,339
JPMorgan Mortgage Trust, Series 2004-S1, Class 1A7, 5.00%, 9/25/34, Callable 4/25/21 @ 100 (a)	1,564	1,449
JPMorgan Mortgage Trust, Series 2016-3, Class 1A3, 3.46%, 10/25/46, Callable 11/25/22 @ 100 (a)(b)(g)	129,452	129,804
JPMorgan Mortgage Trust, Series 2014-5, Class A11, 2.93%, 10/25/29, Callable 7/25/24 @ 100 (a)(b)(g)	1,099,577	1,118,971
JPMorgan Mortgage Trust, Series 2017-3, Class 2A2, 2.50%, 8/25/47, Callable 12/25/23 @ 100 (a)(b)(g)	1,096,878	1,107,118
Madison Park Funding Ltd., Series 2007-4A, Class AR, 1.41% (LIBOR03M+120bps), 7/29/30, Callable 4/29/21 @ 100 (a)(b)(c)	1,750,000	1,749,563
Residential Asset Securities Corp., Series 2005-KS1, Class M1, 0.78% (LIBOR01M+68bps), 2/25/35, Callable 4/25/21 @ 100 (a)(c)	245,340	245,088
Total Residential Mortgage-Backed Securities (Cost $4,925,660)		4,948,604
Yankee Dollars (10.6%)
Communication Services (0.2%):
SES SA, 3.60%, 4/4/23 (b)	510,000	536,785

Consumer Staples (3.6%):
Barry Callebaut Services NV, 5.50%, 6/15/23 (b)	2,303,000	2,510,546
Heineken NV, 3.40%, 4/1/22 (b)	1,420,000	1,460,683
Kerry Group Financial Services Unlimited Co., 3.20%, 4/9/23, Callable 1/9/23 @ 100 (a)(b)	2,202,000	2,293,383
Pernod Ricard SA, 4.25%, 7/15/22 (a)(b)	767,000	801,968
Suntory Holdings Ltd., 2.55%, 6/28/22, Callable 5/28/22 @ 100 (a)(b)	2,080,000	2,127,486
		9,194,066

Energy (1.3%):
Canadian Natural Resources Ltd.
2.95%, 1/15/23, Callable 12/15/22 @ 100	1,170,000	1,214,483
3.80%, 4/15/24, Callable 1/15/24 @ 100	1,201,000	1,286,331
Ecopetrol SA, 5.88%, 9/18/23 (a)	776,000	855,478
		3,356,292

Financials (2.8%):
Barclays Bank PLC
2/4/25 (a)	265,000	345,618
2/18/25	220,000	244,838

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond VIP Series	March 31, 2021
	(Unaudited)

Security Description	Shares or Principal Amount	Value
Enel Finance International NV, 2.88%, 5/25/22 (a)(b)	$1,525,000	$1,564,772
Newcrest Finance Pty Ltd., 4.20%, 10/1/22 (a)(b)	1,756,000	1,847,962
NXP BV/NXP Funding LLC, 4.63%, 6/1/23 (b)	3,470,000	3,757,976
		7,761,166
Industrials (0.7%):
Aercap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 1/30/26, Callable 12/30/25 @ 100	1,100,000	1,068,793
Sensata Technologies BV, 4.00%, 4/15/29, Callable 4/15/24 @ 102 (b)	651,000	664,241
		1,733,034
Materials (1.7%):
Anglo American Capital PLC
4.13%, 4/15/21 (a)(b)	1,275,000	1,276,071
3.63%, 9/11/24 (b)	2,984,000	3,225,764
		4,501,835
Utilities (0.3%):
Enel Generacion Chile SA, 4.25%, 4/15/24, Callable 1/15/24 @ 100	615,000	661,482

Total Yankee Dollars (Cost $27,523,400)		27,744,660
U.S. Government Mortgage-Backed Agencies (5.7%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 - 8/1/40 (a)	539,196	612,047
5.50%, 10/25/23 (a)	2,277	2,381
Series 4207, Class JD, 1.50%, 5/15/28 (a)	1,404,276	1,430,683
7.00%, 9/1/38 (a)	2,461	2,919
Series 4320, Class AP, 3.50%, 7/15/39 (a)	583,520	626,006
Series 3713, Class PA, 2.00%, 2/15/40 - 3/15/40 (a)	3,526,270	3,620,855
Series 4444, Class CH, 3.00%, 1/15/41 (a)	1,026,487	1,048,845
Series 4049, Class AB, 2.75%, 12/15/41 (a)	211,330	215,525
		7,559,261
Federal National Mortgage Association
Series 2010-156, Class DY, 3.50%, 1/25/26 - 3/25/44 (a)	1,337,607	1,383,272
6.00%, 2/1/37 (a)	747,136	863,470
Series 2013-33, Class UD, 2.50%, 4/25/39 - 5/25/40 (a)	865,093	881,145
Series 2011-21, Class PA, 4.50%, 5/25/40 (a)	1,281,891	1,358,470
Series 2011-101, Class LA, 3.00%, 10/25/40 (a)	300,361	305,398
5.00%, 2/1/41 - 10/1/41 (a)	2,127,321	2,415,907
		7,207,662
Government National Mortgage Association
Series 2016-156, Class AP, 2.25%, 12/20/42 (a)	94,800	94,800

Total U.S. Government Mortgage-Backed Agencies (Cost $14,459,754)		14,861,723
U.S. Treasury Obligations (19.1%)
U.S. Treasury Notes
1.50%, 8/31/21 (a)	2,941,000	2,958,692
0.38%, 3/31/22 (a)	356,000	357,057
0.13%, 4/15/22 (a)	7,854,084	8,070,617
0.13%, 6/30/22 (a)	7,598,000	7,599,781
0.13%, 7/15/23	23,403,000	23,355,462
0.13%, 10/15/23	2,127,000	2,119,855
0.13%, 2/15/24	5,546,000	5,514,804
Total U.S. Treasury Obligations (Cost $49,781,510)		49,976,268
Collateral for Securities Loaned^ (1.5%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (h)	81,443	81,443
Fidelity Investments Money Market Government Portfolio, I Shares, 0.01% (h)	2,097,352	2,097,352

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond VIP Series	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (h)	40,644	$40,644
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (h)	324,085	324,085
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (h)	1,457,147	1,457,147
Total Collateral for Securities Loaned (Cost $4,000,671)		4,000,671
Total Investments (Cost $247,273,248) — 96.3%		251,486,955
Other assets in excess of liabilities — 3.7%		9,614,872
NET ASSETS - 100.00%		$261,101,827

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security has been segregated as collateral for derivative instruments.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2021, the fair value of these securities was $53,017,953 and amounted to 20.3% of net assets.
(c)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2021.
(d)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e)	All or a portion of this security is on loan.
(f)	Continuously callable with 30 days' notice.
(g)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2021.
(h)	Rate disclosed is the daily yield on March 31, 2021.

bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2021, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2021, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mexican Peso Currency Futures	76	6/14/21	$1,846,801	$1,844,520	$(2,281)

Futures Contracts Sold
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures	14	6/21/21	1,880,883	1,833,125	47,758
5-Year U.S. Treasury Note Futures	110	6/30/21	13,745,870	13,573,829	172,041
Canadian Dollar Futures	34	6/15/21	2,688,720	2,705,380	(16,660)
Ultra Long Term U.S. Treasury Bond Futures	4	6/21/21	735,486	724,875	10,611
					$213,750

Total unrealized appreciation	$230,410
Total unrealized depreciation	(18,941)
Total net unrealized appreciation (depreciation)	$211,469

Centrally Cleared

Credit Default Swap Agreements - Sell Protection (a)

Underlying Instruments	Fixed Deal Received Rate	Maturity Date	Payment Frequency	Implied Credit Spread at March 31 , 2021 (b)	Notional Amount (c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index; Series 35	5.00%	12/20/25	Quarterly	2.86%	$8,100,000	$737,051	$735,445	$1,606
CDX North America Index Growth; Series 35	1.00%	12/20/25	Quarterly	0.48%	15,000,000	357,739	353,728	4,011
						$1,094,790	$1,089,173	$5,617

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory RS International VIP Series	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (97.6%)
Australia (5.0%):
Financials (0.9%):
Macquarie Group Ltd.	11,878	$1,384,449

Health Care (1.1%):
CSL Ltd.	8,392	1,695,719

Materials (2.1%):
BHP Group Ltd.	88,910	3,083,625

Real Estate (0.9%):
Scentre Group	616,900	1,327,981
		7,491,774
Belgium (0.9%):
Information Technology (0.9%):
Melexis NV	12,930	1,367,590

China (2.4%):
Communication Services (0.8%):
Tencent Holdings Ltd.	15,700	1,253,027

Consumer Discretionary (0.8%):
China Meidong Auto Holdings Ltd.	266,000	1,235,391

Financials (0.8%):
China Merchants Bank Co. Ltd., Class H	153,000	1,172,207
		3,660,625
Denmark (1.2%):
Consumer Staples (1.2%):
Royal Unibrew A/S	16,717	1,747,668

France (9.5%):
Consumer Discretionary (4.5%):
Cie Generale des Etablissements Michelin SCA	13,619	2,039,537
Faurecia SE (a)	20,602	1,096,162
LVMH Moet Hennessy Louis Vuitton SE	5,470	3,653,365
		6,789,064

Energy (1.4%):
Gaztransport Et Technigaz SA	6,322	503,647
TOTAL SE (b)	33,576	1,565,164
		2,068,811

Industrials (1.1%):
Safran SA (a)	11,667	1,586,890

Information Technology (1.5%):
Capgemini SE	13,682	2,326,099

Materials (1.0%):
Arkema SA	12,712	1,539,352
		14,310,216
Germany (7.4%):
Financials (1.9%):
Allianz SE, Registered Shares	11,321	2,879,294

Industrials (2.3%):
Siemens AG, Registered Shares	20,630	3,389,442

Information Technology (2.1%):
SAP SE	25,479	3,124,888

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory RS International VIP Series	March 31, 2021
(Unaudited)

Security Description	Shares	Value

Real Estate (1.1%):
Vonovia SE (b)	26,117	$1,706,573
		11,100,197
Hong Kong (3.1%):
Financials (1.6%):
AIA Group Ltd.	189,200	2,315,286

Real Estate (1.5%):
CK Asset Holdings Ltd.	379,500	2,310,326
		4,625,612
Italy (4.9%):
Energy (1.0%):
Snam SpA	282,027	1,563,398

Financials (1.0%):
Banca Generali SpA (a)	40,322	1,418,770

Health Care (0.9%):
Recordati Industria Chimica e Farmaceutica SpA (b)	25,803	1,387,546

Utilities (2.0%):
Enel SpA	298,000	2,964,044
		7,333,758
Japan (22.4%):
Communication Services (2.0%):
Capcom Co. Ltd.	48,800	1,587,729
Kakaku.com, Inc.	53,200	1,456,409
		3,044,138

Consumer Discretionary (3.2%):
Hikari Tsushin, Inc.	3,200	645,261
Toyota Motor Corp.	54,400	4,233,983
		4,879,244

Consumer Staples (0.7%):
Toyo Suisan Kaisha Ltd.	26,900	1,129,121

Financials (2.3%):
JAFCO Group Co. Ltd. (b)	17,300	1,033,390
Mitsubishi UFJ Financial Group, Inc.	265,400	1,419,364
Tokio Marine Holdings, Inc.	22,500	1,070,945
		3,523,699

Health Care (2.8%):
Hoya Corp.	22,100	2,601,452
Shionogi & Co. Ltd.	28,500	1,538,778
		4,140,230

Industrials (6.5%):
en-japan, Inc.	33,700	1,045,339
Fuji Electric Co. Ltd.	48,500	2,029,556
ITOCHU Corp.	51,100	1,659,238
Nippon Yusen KK (b)	53,500	1,829,971
OKUMA Corp.	25,000	1,435,501
Sanwa Holdings Corp.	132,300	1,733,291
		9,732,896

Information Technology (3.2%):
Fujitsu Ltd.	16,200	2,357,641
Oracle Corp.	12,900	1,263,021
Ulvac, Inc.	26,700	1,127,720
		4,748,382

Real Estate (0.8%):
Sumitomo Realty & Development Co. Ltd.	33,200	1,176,219

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory RS International VIP Series	March 31, 2021
(Unaudited)

Security Description	Shares	Value

Utilities (0.9%):
Chubu Electric Power Co., Inc.	101,100	$1,302,899
		33,676,828
Netherlands (4.6%):
Communication Services (1.1%):
Koninklijke KPN NV	496,149	1,682,809

Financials (1.2%):
ING Groep NV	153,538	1,875,157

Industrials (1.1%):
Wolters Kluwer NV	19,188	1,666,421

Information Technology (1.2%):
ASM International NV	5,978	1,733,126
		6,957,513
New Zealand (0.8%):
Health Care (0.8%):
Fisher & Paykel Healthcare Corp. Ltd.	56,165	1,260,689

Norway (1.5%):
Energy (0.5%):
Aker BP ASA	29,252	830,173

Financials (1.0%):
SpareBank 1 SMN	116,121	1,460,788
		2,290,961
Spain (1.1%):
Communication Services (1.1%):
Telefonica SA	368,855	1,658,178

Sweden (2.6%):
Industrials (2.6%):
Atlas Copco AB, Class B	49,960	2,604,816
Epiroc AB, Class B	59,088	1,231,384
		3,836,200

Switzerland (14.7%):
Consumer Staples (4.7%):
Coca-Cola HBC AG	41,349	1,314,058
Nestle SA, Registered Shares	51,233	5,712,177
		7,026,235

Financials (3.1%):
Cembra Money Bank AG	10,506	1,157,962
Partners Group Holding AG (b)	1,357	1,734,421
UBS Group AG	114,154	1,766,413
		4,658,796

Health Care (5.3%):
Novartis AG, Registered Shares	37,367	3,194,665
Roche Holding AG	14,619	4,736,480
		7,931,145

Industrials (1.6%):
Adecco Group AG	35,319	2,382,712
		21,998,888
United Kingdom (15.5%):
Communication Services (0.9%):
ITV PLC (a)	780,142	1,291,271

Consumer Discretionary (1.1%):
Next PLC (a)	15,078	1,633,947

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory RS International VIP Series	March 31, 2021
(Unaudited)

Security Description	Shares	Value

Consumer Staples (3.2%):
Diageo PLC	65,562	$2,692,991
Imperial Brands PLC	102,016	2,091,116
		4,784,107

Energy (2.3%):
BP PLC	318,362	1,292,983
Royal Dutch Shell PLC, Class A	107,542	2,090,198
		3,383,181

Financials (2.7%):
Close Brothers Group PLC	69,137	1,477,448
HSBC Holdings PLC	163,256	951,427
Legal & General Group PLC	429,434	1,648,578
		4,077,453

Health Care (0.4%):
Smith & Nephew PLC	32,494	616,807

Industrials (1.0%):
Ashtead Group PLC	25,889	1,545,234

Materials (3.9%):
Croda International PLC	12,762	1,116,464
Evraz PLC	188,447	1,500,534
Rio Tinto PLC	42,813	3,265,647
		5,882,645
		23,214,645
Total Common Stocks (Cost $114,088,142)		146,531,342

Rights (0.0%)(c)
Italy (0.0%):
Energy (0.0%):
Snam SpA , Expires 4/8/21 (a)(d)(e)	282,027	—

Total Rights (Cost $–)		—

Exchange-Traded Funds (0.3%)
United States (0.3%):
iShares MSCI EAFE ETF	6,037	458,027
Total Exchange-Traded Funds (Cost $341,750)		458,027

Collateral for Securities Loaned^ (4.8%)
United States (4.8%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (f)	147,186	147,186
Fidelity Investments Money Market Government Portfolio, I Shares, 0.01% (f)	3,790,381	3,790,381
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (f)	73,453	73,453
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (e)	585,693	585,693
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (f)	2,633,389	2,633,389
Total Collateral for Securities Loaned (Cost $7,230,102)		7,230,102
Total Investments (Cost $121,659,994) — 102.7%		154,219,471
Liabilities in excess of other assets — (2.7)%		(4,039,577)
NET ASSETS - 100.00%		$150,179,894

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Amount represents less than 0.05% of net assets.
(d)	Security was fair valued using significant unobservable inputs as of March 31, 2021.
(e)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2021, illiquid securities were 0.0% of net assets.
(f)	Rate disclosed is the daily yield on March 31, 2021.

ETF—Exchange-Traded Fund
PLC—Public Limited Company

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory RS Large Cap Alpha VIP Series	March 31, 2021
	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)
Banks (14.9%):
Bank of America Corp.	655,180	$25,348,914
Citigroup, Inc.	376,840	27,415,110
Comerica, Inc.	340,380	24,418,861
JPMorgan Chase & Co.	125,970	19,176,413
KeyCorp	966,370	19,308,073
U.S. Bancorp	479,120	26,500,127
		142,167,498

Capital Markets (2.5%):
Cboe Global Markets, Inc.	244,580	24,137,600

Communication Services (5.1%):
Alphabet, Inc., Class A (a)	10,945	22,574,281
Facebook, Inc., Class A (a)	88,760	26,142,483
		48,716,764
Consumer Discretionary (7.6%):
Dollar Tree, Inc. (a)	187,260	21,433,780
General Motors Co. (a)	242,780	13,950,139
LKQ Corp. (a)	574,700	24,327,051
Magna International, Inc.	151,620	13,348,625
		73,059,595
Consumer Finance (2.0%):
Discover Financial Services	198,380	18,844,116

Consumer Staples (6.4%):
Keurig Dr Pepper, Inc.	952,610	32,741,206
Mondelez International, Inc., Class A	483,210	28,282,281
		61,023,487
Diversified Financial Services (1.5%):
Voya Financial, Inc.	224,210	14,268,724

Energy (6.1%):
Enterprise Products Partners LP	819,290	18,040,766
Hess Corp.	222,970	15,777,357
Pioneer Natural Resources Co.	99,700	15,834,354
Valero Energy Corp.	118,280	8,468,848
		58,121,325
Health Care (13.4%):
Cigna Corp.	118,950	28,754,973
Hill-Rom Holdings, Inc.	229,150	25,316,492
Humana, Inc.	50,160	21,029,580
Johnson & Johnson	74,410	12,229,284
Medtronic PLC	131,590	15,544,727
Quest Diagnostics, Inc.	89,660	11,506,964
UnitedHealth Group, Inc.	37,225	13,850,306
		128,232,326
Industrials (15.3%):
3M Co.	51,290	9,882,557
Eaton Corp. PLC	144,090	19,924,766
Johnson Controls International PLC	320,020	19,095,593
L3Harris Technologies, Inc.	52,370	10,614,352
Parker-Hannifin Corp.	58,110	18,329,637
Raytheon Technologies Corp.	197,391	15,252,402
Sensata Technologies Holding PLC (a)	281,840	16,332,628
Union Pacific Corp.	88,040	19,404,896

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory RS Large Cap Alpha VIP Series	March 31, 2021
(Unaudited)

Security Description	Shares	Value
United Rentals, Inc. (a)	56,200	$18,507,222
		147,344,053
Information Technology (7.7%):
Euronet Worldwide, Inc. (a)	189,400	26,194,021
Fidelity National Information Services, Inc.	106,430	14,965,122
FleetCor Technologies, Inc. (a)	72,700	19,529,401
Leidos Holdings, Inc.	137,440	13,232,723
		73,921,267
Insurance (5.6%):
Aflac, Inc.	307,190	15,721,984
Chubb Ltd.	56,970	8,999,551
RenaissanceRe Holdings Ltd.	186,380	29,867,395
		54,588,930

Materials (3.2%):
Sealed Air Corp.	670,700	30,731,474

Real Estate (2.5%):
Host Hotels & Resorts, Inc. (a)	1,045,860	17,622,741
National Retail Properties, Inc.	144,630	6,373,844
		23,996,585
Utilities (5.5%):
Exelon Corp.	416,300	18,208,962
FirstEnergy Corp.	225,280	7,814,963
Vistra Corp.	1,529,370	27,039,262
		53,063,187

Total Common Stocks (Cost $723,683,182)		952,216,931
Total Investments (Cost $723,683,182) — 99.3%		952,216,931
Other assets in excess of liabilities — 0.7%		6,311,795
NET ASSETS - 100.00%		$958,528,726

(a)	Non-income producing security.

LP—Limited Partnership
PLC—Public Limited Company

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory RS Small Cap Growth Equity VIP Series	March 31, 2021
	(Unaudited)

Security Description	Shares	Value

Common Stocks (99.4%)
Biotechnology (19.1%):
Allogene Therapeutics, Inc. (a)	23,790	$839,787
Apellis Pharmaceuticals, Inc. (a)	36,300	1,557,634
Arcus Biosciences, Inc. (a)	38,110	1,070,129
Ascendis Pharma A/S, ADR (a)	7,080	912,470
Avidity Biosciences, Inc. (a)(b)	24,320	530,419
Beam Therapeutics, Inc. (a)(b)	13,880	1,110,955
bluebird bio, Inc. (a)	26,112	787,277
Blueprint Medicines Corp. (a)	11,206	1,089,559
Celyad SA, ADR (a)	17,430	121,661
Constellation Pharmaceuticals, Inc. (a)	39,360	920,630
CytomX Therapeutics, Inc. (a)	68,310	528,036
DermTech, Inc. (a)(b)	17,250	876,128
Equillium, Inc. (a)(b)	67,627	483,533
Fate Therapeutics, Inc. (a)(b)	17,980	1,482,451
Generation Bio Co. (a)	26,070	741,952
Iovance Biotherapeutics, Inc. (a)	31,584	999,949
Jounce Therapeutics, Inc. (a)	59,490	610,962
Kura Oncology, Inc. (a)	40,860	1,155,112
MacroGenics, Inc. (a)	31,030	988,306
Opthea Ltd., ADR (a)(c)	33,430	322,600
ORIC Pharmaceuticals, Inc. (a)(b)	25,800	632,100
Replimune Group, Inc. (a)	26,560	810,346
REVOLUTION Medicines, Inc. (a)(b)	18,390	843,733
Rubius Therapeutics, Inc. (a)(b)	29,770	788,905
Sage Therapeutics, Inc. (a)	11,110	831,584
Scholar Rock Holding Corp. (a)(b)	16,040	812,586
SpringWorks Therapeutics, Inc. (a)	19,420	1,428,729
TCR2 Therapeutics, Inc. (a)	27,040	597,043
Turning Point Therapeutics, Inc. (a)	11,020	1,042,382
Twist Bioscience Corp. (a)	8,570	1,061,480
		25,978,438

Communication Services (3.6%):
Bandwidth, Inc., Class A (a)(b)	23,670	2,999,936
EverQuote, Inc., Class A (a)	29,060	1,054,587
Vonage Holdings Corp. (a)	66,746	788,938
		4,843,461
Communications Equipment (1.0%):
Viavi Solutions, Inc. (a)(b)	87,740	1,377,518

Consumer Discretionary (11.3%):
Arco Platform Ltd., Class A (a)	38,320	971,029
Bally's Corp. (a)(b)	14,160	920,117
Brinker International, Inc. (a)	23,240	1,651,434
Canada Goose Holdings, Inc. (a)	25,070	983,998
Churchill Downs, Inc.	10,420	2,369,716
Fox Factory Holding Corp. (a)	12,530	1,592,062
Lithia Motors, Inc., Class A	4,310	1,681,288
Meritage Homes Corp. (a)	9,720	893,462
Skyline Champion Corp. (a)	25,250	1,142,815
Steven Madden Ltd.	28,030	1,044,398
Wingstop, Inc. (b)	5,650	718,511
YETI Holdings, Inc. (a)	21,380	1,543,850
		15,512,680

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory RS Small Cap Growth Equity VIP Series	March 31, 2021
	(Unaudited)

Security Description	Shares	Value
Consumer Staples (5.5%):
BellRing Brands, Inc., Class A (a)	55,520	$1,310,827
BJ's Wholesale Club Holdings, Inc. (a)	29,450	1,321,127
elf Beauty, Inc. (a)	59,660	1,600,678
Freshpet, Inc. (a)	20,240	3,214,314
		7,446,946
Electronic Equipment, Instruments & Components (1.3%):
Itron, Inc. (a)	20,500	1,817,325

Financials (3.9%):
Green Dot Corp., Class A (a)	20,150	922,669
PRA Group, Inc. (a)(b)	37,580	1,393,090
PROG Holdings, Inc.	22,400	969,696
Walker & Dunlop, Inc.	19,520	2,005,485
		5,290,940
Health Care Equipment & Supplies (4.4%):
CryoPort, Inc. (a)(b)	20,840	1,083,888
Eargo, Inc. (a)(b)	8,860	442,557
iRhythm Technologies, Inc. (a)	6,380	885,927
Nevro Corp. (a)	10,330	1,441,036
Silk Road Medical, Inc. (a)	19,360	980,584
SmileDirectClub, Inc. (a)(b)	115,130	1,186,990
		6,020,982

Health Care Providers & Services (4.7%):
AdaptHealth Corp. (a)(b)	31,880	1,171,909
Hanger, Inc. (a)	26,420	602,904
HealthEquity, Inc. (a)	18,800	1,278,400
Innovage Holding Corp. (a)	28,370	731,662
LHC Group, Inc. (a)	8,640	1,652,055
Surgery Partners, Inc. (a)	21,120	934,771
		6,371,701

Health Care Technology (3.1%):
Health Catalyst, Inc. (a)(b)	22,386	1,046,993
Inspire Medical System, Inc. (a)	9,680	2,003,664
Omnicell, Inc. (a)	8,960	1,163,635
		4,214,292

Industrials (15.1%):
Advanced Drainage Systems, Inc.	20,370	2,106,054
Arcosa, Inc.	23,220	1,511,390
Builders FirstSource, Inc. (a)	44,910	2,082,477
Chart Industries, Inc. (a)	10,630	1,513,181
ESCO Technologies, Inc.	14,650	1,595,239
Evoqua Water Technologies Corp. (a)	70,640	1,857,831
Kornit Digital Ltd. (a)	13,880	1,375,786
Plug Power, Inc. (a)(b)	39,250	1,406,720
Saia, Inc. (a)	9,570	2,206,651
Simpson Manufacturing Co., Inc.	12,710	1,318,408
SiteOne Landscape Supply, Inc. (a)	12,820	2,188,887
Sunrun, Inc. (a)(b)	15,830	957,398
The AZEK Co. Inc. (a)	14,340	602,997
		20,723,019
IT Services (5.7%):
Digitalocean Holdings, Inc. (a)	22,930	966,041
LiveRamp Holdings, Inc. (a)	15,950	827,486

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory RS Small Cap Growth Equity VIP Series	March 31, 2021
	(Unaudited)

Security Description	Shares	Value
Repay Holdings Corp. (a)	52,940	$1,243,031
Shift4 Payments, Inc., Class A (a)	13,530	1,109,595
Wix.com Ltd. (a)	8,770	2,448,759
WNS Holdings Ltd., ADR (a)	17,886	1,295,662
		7,890,574

Life Sciences Tools & Services (0.7%):
Quanterix Corp. (a)	16,060	939,028

Materials (0.6%):
Kronos Bio, Inc. (a)(b)	26,210	767,167

Pharmaceuticals (0.9%):
Compass Pathways PLC, ADR (a)(b)	15,690	577,706
PMV Pharmaceuticals, Inc. (a)(b)	19,750	649,578
		1,227,284

Semiconductors & Semiconductor Equipment (7.6%):
Advanced Energy Industries, Inc.	20,660	2,255,452
CMC Materials, Inc.	8,090	1,430,231
Lattice Semiconductor Corp. (a)	58,380	2,628,267
MACOM Technology Solutions Holdings, Inc. (a)	44,130	2,560,423
Silicon Laboratories, Inc. (a)	10,970	1,547,538
		10,421,911

Software (10.9%):
ACI Worldwide, Inc. (a)	45,770	1,741,549
Avaya Holdings Corp. (a)	146,470	4,105,553
Everbridge, Inc. (a)(b)	14,270	1,729,239
Five9, Inc. (a)	5,800	906,714
Medallia, Inc. (a)(b)	25,220	703,386
Q2 Holdings, Inc. (a)	11,190	1,121,238
Telos Corp. (a)(b)	34,320	1,301,414
Varonis Systems, Inc. (a)	62,790	3,223,638
		14,832,731

Total Common Stocks (Cost $101,348,755)		135,675,997
Collateral for Securities Loaned^ (10.3%)
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.05% (d)	284,930	284,930
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (d)	7,337,591	7,337,591
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (d)	142,194	142,194
JPMorgan Prime Money Market Fund, Capital Shares, 0.10% (d)	1,133,811	1,133,811
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (d)	5,097,834	5,097,834
Total Collateral for Securities Loaned (Cost $13,996,360)		13,996,360
Total Investments (Cost $115,345,115) — 109.7%		149,672,357
Liabilities in excess of other assets — (9.7)%		(13,179,981)
NET ASSETS - 100.00%		$136,492,376

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2021, illiquid securities were 0.2% of net assets.
(d)	Rate disclosed is the daily yield on March 31, 2021.

ADR—American Depositary Receipt
PLC—Public Limited Company

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory 500 Index VIP Series	March 31, 2021
	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.0%)
Communication Services (11.1%):
Activision Blizzard, Inc.	2,308	$214,644
Alphabet, Inc., Class C (a)	1,902	3,934,533
Altice USA, Inc., Class A (a)	223	7,254
AT&T, Inc.	22,677	686,433
Charter Communications, Inc., Class A (a)	415	256,063
Comcast Corp., Class A	13,936	754,077
Discovery, Inc., Class A (a)(b)	411	17,862
DISH Network Corp., Class A (a)	704	25,485
Electronic Arts, Inc.	905	122,510
Facebook, Inc., Class A (a)	7,055	2,077,908
Fox Corp., Class A	988	35,677
IAC/InterActiveCorp. (a)	205	44,344
Liberty Broadband Corp., Class A (a)	685	99,428
Liberty Media Corp-Liberty SiriusXM, Class A (a)	883	38,923
Live Nation Entertainment, Inc. (a)(b)	511	43,256
Lumen Technologies, Inc.	3,121	41,665
Match Group, Inc. (a)	783	107,569
Netflix, Inc. (a)	1,379	719,369
News Corp., Class A	927	23,574
Omnicom Group, Inc.	669	49,606
Pinterest, Inc., Class A (a)	294	21,765
Sirius XM Holdings, Inc. (b)	3,326	20,255
Snap, Inc., Class A (a)	3,480	181,969
Take-Two Interactive Software, Inc. (a)	359	63,435
The Walt Disney Co. (a)	5,165	953,046
T-Mobile U.S., Inc. (a)	1,997	250,204
Twitter, Inc. (a)	2,485	158,121
Verizon Communications, Inc.	12,881	749,030
ViacomCBS, Inc., Class B	1,632	73,603
Warner Music Group Corp., Class A	258	8,857
Zillow Group, Inc., Class C (a)(b)	290	37,596
ZoomInfo Technologies, Inc., Class A (a)	157	7,677
		11,825,738
Communications Equipment (0.9%):
Arista Networks, Inc. (a)	199	60,076
Cisco Systems, Inc.	13,424	694,155
Motorola Solutions, Inc.	532	100,043
Palo Alto Networks, Inc. (a)(c)	299	96,296
Ubiquiti, Inc.	21	6,264
		956,834

Consumer Discretionary (12.2%):
Airbnb, Inc., Class A (a)	180	33,829
Amazon.com, Inc. (a)	1,450	4,486,415
AutoZone, Inc. (a)	70	98,301
Best Buy Co., Inc.	728	83,582
Booking Holdings, Inc. (a)	130	302,879
Burlington Stores, Inc. (a)	171	51,095
Caesars Entertainment, Inc. (a)	466	40,752
CarMax, Inc. (a)	484	64,207
Carnival Corp. (a)	2,793	74,126
Carvana Co. (a)	35	9,184
Chewy, Inc., Class A (a)(b)	166	14,062
Chipotle Mexican Grill, Inc. (a)	86	122,191
D.R. Horton, Inc.	1,059	94,379

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory 500 Index VIP Series	March 31, 2021
	(Unaudited)

Security Description	Shares	Value
Darden Restaurants, Inc.	362	$51,404
Dollar General Corp.	754	152,775
Dollar Tree, Inc. (a)	748	85,616
Domino's Pizza, Inc.	109	40,089
Doordash, Inc., Class A (a)	106	13,900
eBay, Inc.	2,141	131,115
Etsy, Inc. (a)	371	74,820
Expedia Group, Inc. (a)	421	72,463
Ford Motor Co. (a)	12,251	150,075
General Motors Co. (a)	4,003	230,012
Genuine Parts Co.	454	52,478
Hilton Worldwide Holdings, Inc. (a)	808	97,703
L Brands, Inc. (a)	817	50,540
Las Vegas Sands Corp. (a)(c)	1,380	83,849
Lennar Corp., Class A	827	83,717
Lowe's Cos., Inc.	2,251	428,095
Marriott International, Inc., Class A (a)	966	143,074
McDonald's Corp.	2,171	486,608
MGM Resorts International	1,457	55,351
NIKE, Inc., Class B	4,046	537,673
NVR, Inc. (a)	12	56,531
O'Reilly Automotive, Inc. (a)	223	113,117
Peloton Interactive, Inc., Class A (a)	138	15,517
Penn National Gaming, Inc. (a)	402	42,146
Pool Corp.	118	40,738
Roku, Inc. (a)	64	20,849
Ross Stores, Inc.	1,037	124,347
Royal Caribbean Cruises Ltd. (a)	699	59,841
Starbucks Corp.	3,665	400,475
Target Corp. (c)	1,593	315,526
Tesla, Inc. (a)	2,634	1,759,328
The Home Depot, Inc.	3,423	1,044,870
The TJX Cos., Inc.	3,818	252,561
Tractor Supply Co.	366	64,811
Ulta Beauty, Inc. (a)	179	55,341
VF Corp.	1,088	86,953
Wayfair, Inc., Class A (a)(b)	149	46,898
Wynn Resorts Ltd. (a)	297	37,235
Yum! Brands, Inc.	844	91,304
		13,124,747
Consumer Staples (6.2%):
Altria Group, Inc.	5,847	299,133
Archer-Daniels-Midland Co.	1,701	96,957
Brown-Forman Corp., Class B	833	57,452
Campbell Soup Co.	690	34,686
Church & Dwight Co., Inc.	771	67,347
Colgate-Palmolive Co.	2,613	205,983
Conagra Brands, Inc.	1,439	54,106
Constellation Brands, Inc., Class A	532	121,296
Costco Wholesale Corp.	1,363	480,430
General Mills, Inc.	1,944	119,206
Hormel Foods Corp.	958	45,773
Kellogg Co.	875	55,388
Keurig Dr Pepper, Inc.	2,731	93,864
Kimberly-Clark Corp.	1,065	148,088
McCormick & Co., Inc.	624	55,636
Mondelez International, Inc., Class A	4,396	257,299
Monster Beverage Corp. (a)	1,167	106,302
PepsiCo, Inc.	4,387	620,541

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory 500 Index VIP Series	March 31, 2021
	(Unaudited)

Security Description	Shares	Value
Philip Morris International, Inc.	4,952	$439,440
Sysco Corp.	1,589	125,118
The Clorox Co.	392	75,609
The Coca-Cola Co.	13,126	691,872
The Estee Lauder Cos., Inc.	641	186,435
The Hershey Co.	446	70,539
The Kraft Heinz Co.	2,293	91,720
The Kroger Co.	2,370	85,296
The Procter & Gamble Co.	7,665	1,038,071
Tyson Foods, Inc., Class A	780	57,954
Walgreens Boots Alliance, Inc.	2,406	132,089
Walmart, Inc.	4,830	656,060
		6,569,690
Electronic Equipment, Instruments & Components (0.5%):
Amphenol Corp., Class A	1,745	115,117
CDW Corp.	448	74,256
Cognex Corp.	513	42,574
Corning, Inc.	2,443	106,295
Keysight Technologies, Inc. (a)	548	78,583
Trimble, Inc. (a)	697	54,220
Zebra Technologies Corp. (a)	170	82,481
		553,526

Energy (2.7%):
Baker Hughes Co.	2,148	46,418
Cheniere Energy, Inc. (a)	806	58,040
Chevron Corp.	6,125	641,839
ConocoPhillips	4,172	220,991
Devon Energy Corp.	2,112	46,147
EOG Resources, Inc.	1,524	110,536
Exxon Mobil Corp.	13,036	727,800
Halliburton Co.	2,752	59,058
Hess Corp.	822	58,165
Kinder Morgan, Inc.	6,744	112,288
Marathon Petroleum Corp.	2,049	109,601
Occidental Petroleum Corp.	2,962	78,848
ONEOK, Inc.	1,400	70,924
Phillips 66	1,389	113,259
Pioneer Natural Resources Co.	623	98,945
Schlumberger Ltd.	4,353	118,358
The Williams Cos., Inc.	3,860	91,443
Valero Energy Corp.	1,299	93,008
		2,855,668
Financials (11.3%):
Aflac, Inc.	2,120	108,502
Ally Financial, Inc.	1,136	51,359
American Express Co.	2,184	308,906
American International Group, Inc.	2,692	124,397
Ameriprise Financial, Inc.	371	86,239
Arch Capital Group Ltd. (a)	1,133	43,473
Ares Management Corp., Class A	639	35,803
Arthur J. Gallagher & Co.	610	76,110
Bank of America Corp.	25,429	983,848
Berkshire Hathaway, Inc., Class B (a)	6,906	1,764,276
BlackRock, Inc.	485	365,671
Brown & Brown, Inc.	727	33,231
Capital One Financial Corp.	1,445	183,847
Cincinnati Financial Corp.	453	46,700

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory 500 Index VIP Series	March 31, 2021
	(Unaudited)

Security Description	Shares	Value
Citigroup, Inc.	6,497	$472,657
Citizens Financial Group, Inc.	1,224	54,040
CME Group, Inc.	901	184,011
Discover Financial Services	965	91,665
Equitable Holdings, Inc.	1,032	33,664
Fifth Third Bancorp	2,047	76,660
First Republic Bank	539	89,878
Franklin Resources, Inc.	1,015	30,044
Huntington Bancshares, Inc.	3,192	50,178
Intercontinental Exchange, Inc.	1,786	199,460
JPMorgan Chase & Co.	9,499	1,446,034
KeyCorp	2,821	56,364
Loews Corp.	660	33,845
M&T Bank Corp.	400	60,644
Markel Corp. (a)	42	47,864
MarketAxess Holdings, Inc.	120	59,750
Marsh & McLennan Cos., Inc.	1,497	182,335
MetLife, Inc.	2,516	152,948
Moody's Corp.	545	162,742
Morgan Stanley	4,725	366,944
MSCI, Inc.	263	110,271
Nasdaq, Inc.	357	52,643
Northern Trust Corp.	662	69,583
Principal Financial Group, Inc.	748	44,850
Prudential Financial, Inc.	1,249	113,784
Raymond James Financial, Inc.	414	50,740
Regions Financial Corp.	3,023	62,455
Rocket Cos., Inc., Class A	331	7,643
S&P Global, Inc. (b)	741	261,477
State Street Corp.	1,107	92,999
SVB Financial Group (a)	165	81,454
Synchrony Financial	1,681	68,349
T. Rowe Price Group, Inc.	717	123,037
The Allstate Corp.	963	110,649
The Bank of New York Mellon Corp.	2,700	127,683
The Blackstone Group, Inc., Class A	2,174	162,028
The Charles Schwab Corp.	5,611	365,725
The Goldman Sachs Group, Inc.	1,094	357,738
The Hartford Financial Services Group, Inc.	1,137	75,940
The PNC Financial Services Group, Inc.	1,334	233,997
The Progressive Corp.	1,863	178,121
The Travelers Cos., Inc.	751	112,950
Tradeweb Markets, Inc., Class A	138	10,212
Truist Financial Corp.	4,239	247,218
U.S. Bancorp	4,575	253,043
Wells Fargo & Co.	13,007	508,183
		11,946,861
Health Care (13.0%):
10X Genomics, Inc., Class A (a)	36	6,516
Abbott Laboratories	5,633	675,060
AbbVie, Inc.	5,556	601,269
ABIOMED, Inc. (a)	133	42,391
Agilent Technologies, Inc.	887	112,773
Alexion Pharmaceuticals, Inc. (a)	692	105,814
Align Technology, Inc. (a)	246	133,216
Alnylam Pharmaceuticals, Inc. (a)	309	43,628
AmerisourceBergen Corp.	493	58,209
Amgen, Inc.	1,721	428,201
Anthem, Inc.	771	276,750

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory 500 Index VIP Series	March 31, 2021
	(Unaudited)

Security Description	Shares	Value
Avantor, Inc. (a)	1,613	$46,664
Baxter International, Inc.	1,606	135,450
Becton, Dickinson & Co.	914	222,239
Biogen, Inc. (a)	428	119,733
BioMarin Pharmaceutical, Inc. (a)	438	33,073
Bio-Rad Laboratories, Inc., Class A (a)	61	34,841
Bio-Techne Corp.	119	45,450
Boston Scientific Corp. (a)	4,459	172,340
Bristol-Myers Squibb Co.	7,124	449,738
Cardinal Health, Inc.	924	56,133
Catalent, Inc. (a)	501	52,760
Centene Corp. (a)	1,577	100,786
Cerner Corp.	974	70,011
Charles River Laboratories International, Inc. (a)	153	44,344
Cigna Corp.	1,083	261,804
CVS Health Corp.	3,950	297,159
Danaher Corp.	2,241	504,404
DexCom, Inc. (a)	264	94,879
Edwards Lifesciences Corp. (a)	1,986	166,109
Elanco Animal Health, Inc. (a)	1,248	36,754
Eli Lilly & Co.	2,663	497,502
Exact Sciences Corp. (a)	475	62,596
Gilead Sciences, Inc. (c)	3,533	228,338
GoodRx Holdings, Inc., Class A (a)	117	4,565
Guardant Health, Inc. (a)	315	48,085
HCA Healthcare, Inc.	819	154,250
Hologic, Inc. (a)	595	44,256
Horizon Therapeutics PLC (a)	668	61,483
Humana, Inc.	371	155,542
IDEXX Laboratories, Inc. (a)	269	131,624
Illumina, Inc. (a)	396	152,088
Incyte Corp. (a)	581	47,218
Insulet Corp. (a)	148	38,616
Intuitive Surgical, Inc. (a)	362	267,496
IQVIA Holdings, Inc. (a)	603	116,463
Johnson & Johnson (c)	8,095	1,330,414
Laboratory Corp. of America Holdings (a)	310	79,059
Masimo Corp. (a)	142	32,612
McKesson Corp.	506	98,690
Merck & Co., Inc.	8,046	620,266
Mettler-Toledo International, Inc. (a)	70	80,898
Moderna, Inc. (a)	1,084	141,950
Novavax, Inc. (a)	232	42,064
PerkinElmer, Inc.	334	42,849
Pfizer, Inc.	17,736	642,575
Quest Diagnostics, Inc.	420	53,903
Regeneron Pharmaceuticals, Inc. (a)	214	101,252
ResMed, Inc.	429	83,235
Royalty Pharma PLC, Class A	264	11,516
Seagen, Inc. (a)	546	75,818
Stryker Corp.	1,095	266,720
Teladoc Health, Inc. (a)	460	83,605
Teleflex, Inc.	134	55,672
The Cooper Cos., Inc.	143	54,925
Thermo Fisher Scientific, Inc.	1,252	571,389
UnitedHealth Group, Inc.	3,006	1,118,443
Varian Medical Systems, Inc. (a)	289	51,017
Veeva Systems, Inc., Class A (a)	328	85,687
Vertex Pharmaceuticals, Inc. (a)	748	160,738
Viatris, Inc. (a)	3,828	53,477

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory 500 Index VIP Series	March 31, 2021
	(Unaudited)

Security Description	Shares	Value
Waters Corp. (a)	183	$52,003
West Pharmaceutical Services, Inc.	218	61,428
Zimmer Biomet Holdings, Inc.	661	105,813
Zoetis, Inc.	1,511	237,952
		13,834,590
Industrials (8.5%):
3M Co.	1,841	354,724
AMETEK, Inc.	687	87,751
Carrier Global Corp.	2,590	109,350
Caterpillar, Inc.	1,679	389,309
Cintas Corp.	306	104,441
Copart, Inc. (a)	736	79,937
CoStar Group, Inc. (a)(c)	117	96,162
CSX Corp.	2,144	206,724
Cummins, Inc.	466	120,745
Deere & Co.	944	353,187
Delta Air Lines, Inc. (a)	1,901	91,780
Dover Corp.	447	61,297
Eaton Corp. PLC	1,266	175,062
Emerson Electric Co.	1,848	166,726
Enphase Energy, Inc. (a)	392	63,567
Equifax, Inc.	355	64,301
Expeditors International of Washington, Inc.	533	57,399
Fastenal Co.	1,826	91,811
FedEx Corp.	772	219,279
Fortive Corp.	1,030	72,759
General Dynamics Corp.	805	146,156
General Electric Co.	27,000	354,510
HEICO Corp., Class A	217	24,651
Honeywell International, Inc.	2,165	469,956
IDEX Corp.	236	49,400
Illinois Tool Works, Inc.	901	199,590
Ingersoll Rand, Inc. (a)(c)	1,037	51,031
J.B. Hunt Transport Services, Inc.	262	44,034
Jacobs Engineering Group, Inc.	414	53,518
Johnson Controls International PLC	2,938	175,311
Kansas City Southern	286	75,481
L3Harris Technologies, Inc.	654	132,553
Lockheed Martin Corp.	881	325,530
Lyft, Inc., Class A (a)	121	7,645
Masco Corp.	818	48,998
Norfolk Southern Corp.	784	210,520
Northrop Grumman Corp.	508	164,409
Old Dominion Freight Line, Inc.	321	77,172
Otis Worldwide Corp.	1,350	92,408
PACCAR, Inc.	1,080	100,354
Parker-Hannifin Corp.	406	128,065
Plug Power, Inc. (a)	1,560	55,910
Raytheon Technologies Corp.	4,781	369,428
Republic Services, Inc. (c)	704	69,942
Rockwell Automation, Inc.	365	96,886
Rollins, Inc.	906	31,185
Roper Technologies, Inc.	309	124,632
Southwest Airlines Co. (a)	1,760	107,466
Stanley Black & Decker, Inc.	469	93,645
Teledyne Technologies, Inc. (a)	99	40,951
The Boeing Co. (a)	1,854	472,250
TransDigm Group, Inc. (a)	152	89,364
TransUnion	555	49,950

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory 500 Index VIP Series	March 31, 2021
	(Unaudited)

Security Description	Shares	Value
Uber Technologies, Inc. (a)	5,473	$298,333
Union Pacific Corp.	2,075	457,351
United Airlines Holdings, Inc. (a)	970	55,814
United Parcel Service, Inc., Class B	2,141	363,948
United Rentals, Inc. (a)	230	75,741
Verisk Analytics, Inc.	518	91,525
W.W. Grainger, Inc.	160	64,149
Waste Management, Inc.	1,346	173,661
Westinghouse Air Brake Technologies Corp.	601	47,575
Xylem, Inc.	543	57,113
		9,184,422
IT Services (5.0%):
Affirm Holdings, Inc. (a)(b)	77	5,445
Akamai Technologies, Inc. (a)	514	52,377
Automatic Data Processing, Inc.	1,361	256,508
Broadridge Financial Solutions, Inc.	364	55,728
Cognizant Technology Solutions Corp., Class A	1,652	129,054
EPAM Systems, Inc. (a)	178	70,611
Fidelity National Information Services, Inc.	1,975	277,705
Fiserv, Inc. (a)	1,770	210,701
FleetCor Technologies, Inc. (a)	229	61,516
Gartner, Inc. (a)	282	51,479
Global Payments, Inc.	820	165,296
GoDaddy, Inc., Class A (a)	211	16,378
International Business Machines Corp.	2,782	370,729
Mastercard, Inc., Class A	2,836	1,009,758
MongoDB, Inc. (a)	6	1,605
Okta, Inc. (a)	119	26,231
Paychex, Inc.	1,002	98,216
PayPal Holdings, Inc. (a)	3,685	894,865
Snowflake, Inc., Class A (a)	95	21,782
Square, Inc., Class A (a)	761	172,785
Twilio, Inc., Class A (a)	240	81,782
VeriSign, Inc. (a)	337	66,982
Visa, Inc., Class A	5,609	1,187,594
		5,285,127

Materials (1.9%):
Air Products & Chemicals, Inc.	696	195,812
Albemarle Corp.	370	54,061
Avery Dennison Corp.	241	44,260
Ball Corp.	960	81,350
Celanese Corp.	355	53,183
Corteva, Inc.	2,366	110,303
Dow, Inc.	2,319	148,277
DuPont de Nemours, Inc.	1,694	130,912
Eastman Chemical Co.	386	42,506
Ecolab, Inc.	852	182,388
FMC Corp.	364	40,262
Freeport-McMoRan, Inc. (a)	4,589	151,116
International Flavors & Fragrances, Inc.	749	104,568
International Paper Co.	1,092	59,044
Martin Marietta Materials, Inc.	198	66,492
Newmont Corp.	2,518	151,760
Nucor Corp.	838	67,266
PPG Industries, Inc.	753	113,146
Southern Copper Corp.	285	19,343
The Sherwin-Williams Co.	273	201,476

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory 500 Index VIP Series	March 31, 2021
	(Unaudited)

Security Description	Shares	Value
Vulcan Materials Co.	408	$68,850
		2,086,375
Real Estate (2.5%):
Alexandria Real Estate Equities, Inc.	416	68,349
American Tower Corp.	1,413	337,793
AvalonBay Communities, Inc.	467	86,166
Boston Properties, Inc.	480	48,605
CBRE Group, Inc., Class A (a)	1,056	83,540
Crown Castle International Corp.	1,299	223,597
Digital Realty Trust, Inc.	941	132,530
Duke Realty Corp.	1,251	52,454
Equinix, Inc.	299	203,197
Equity Residential	1,148	82,231
Essex Property Trust, Inc.	218	59,261
Extra Space Storage, Inc.	442	58,587
Healthpeak Properties, Inc.	1,803	57,227
Invitation Homes, Inc.	1,899	60,749
Mid-America Apartment Communities, Inc.	383	55,290
Prologis, Inc.	2,475	262,350
Public Storage	527	130,043
Realty Income Corp.	1,175	74,613
SBA Communications Corp.	366	101,583
Simon Property Group, Inc.	1,021	116,159
Sun Communities, Inc.	374	56,115
Ventas, Inc.	1,191	63,528
VICI Properties, Inc. (b)	1,797	50,747
Welltower, Inc.	1,397	100,067
Weyerhaeuser Co.	2,152	76,611
		2,641,392
Semiconductors & Semiconductor Equipment (5.3%):
Advanced Micro Devices, Inc. (a)	3,853	302,461
Analog Devices, Inc.	1,161	180,048
Applied Materials, Inc.	2,764	369,270
Broadcom, Inc.	1,011	468,760
Entegris, Inc.	392	43,826
Intel Corp.	12,916	826,624
KLA Corp.	428	141,411
Lam Research Corp.	426	253,572
Marvell Technology Group Ltd.	1,660	81,307
Maxim Integrated Products, Inc.	763	69,715
Microchip Technology, Inc.	856	132,868
Micron Technology, Inc. (a)	3,557	313,763
Monolithic Power Systems, Inc.	140	49,449
NVIDIA Corp.	1,930	1,030,486
ON Semiconductor Corp. (a)	1,251	52,054
Qorvo, Inc. (a)	356	65,041
QUALCOMM, Inc.	3,612	478,915
Skyworks Solutions, Inc.	519	95,226
Teradyne, Inc.	524	63,760
Texas Instruments, Inc.	2,926	552,985
Xilinx, Inc.	773	95,775
		5,667,316

Software (9.1%):
Adobe, Inc. (a)	1,428	678,828
ANSYS, Inc. (a)	276	93,719
Autodesk, Inc. (a)	684	189,571
Avalara, Inc. (a)	260	34,692

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory 500 Index VIP Series	March 31, 2021
	(Unaudited)

Security Description	Shares	Value
Bill.com Holdings, Inc. (a)	206	$29,973
Cadence Design Systems, Inc. (a)	878	120,277
Ceridian HCM Holding, Inc. (a)	251	21,152
Citrix Systems, Inc.	346	48,565
Cloudflare, Inc., Class A (a)	124	8,712
Coupa Software, Inc. (a)	225	57,258
Crowdstrike Holdings, Inc., Class A (a)	67	12,228
Datadog, Inc., Class A (a)	82	6,834
DocuSign, Inc. (a)	593	120,053
Dynatrace, Inc. (a)	662	31,935
Fair Isaac Corp. (a)	89	43,258
Fortinet, Inc. (a)	448	82,620
HubSpot, Inc. (a)	135	61,318
Intuit, Inc.	843	322,920
Microsoft Corp. (c)	23,225	5,475,757
Oracle Corp.	6,011	421,792
Palantir Technologies, Inc., Class A (a)(b)	852	19,843
Paycom Software, Inc. (a)	161	59,580
PTC, Inc. (a)	325	44,736
Qualtrics International, Inc., Class A (a)	168	5,529
RingCentral, Inc., Class A (a)	231	68,810
salesforce.com, Inc. (a)	2,672	566,117
ServiceNow, Inc. (a)(c)	604	302,066
Slack Technologies, Inc., Class A (a)	906	36,811
Splunk, Inc. (a)	455	61,643
SS&C Technologies Holdings, Inc.	759	53,031
Synopsys, Inc. (a)	449	111,253
The Trade Desk, Inc., Class A (a)	95	61,908
Tyler Technologies, Inc. (a)	125	53,066
Unity Software, Inc. (a)	436	43,735
VMware, Inc., Class A (a)(b)	253	38,064
Workday, Inc., Class A (a)	313	77,759
Zendesk, Inc. (a)	367	48,672
Zoom Video Communications, Inc., Class A (a)	77	24,739
Zscaler, Inc. (a)	273	46,866
		9,585,690

Technology Hardware, Storage & Peripherals (6.4%):
Apple, Inc.	53,382	6,520,611
Dell Technologies, Inc., Class C (a)	703	61,969
Hewlett Packard Enterprise Co.	3,876	61,008
HP, Inc.	3,899	123,793
NetApp, Inc.	522	37,934
Western Digital Corp.	953	63,613
		6,868,928

Utilities (2.4%):
Ameren Corp.	738	60,044
American Electric Power Co., Inc. (c)	1,479	125,271
American Water Works Co., Inc.	577	86,504
Avangrid, Inc.	186	9,265
CMS Energy Corp.	851	52,098
Consolidated Edison, Inc. (c)	1,066	79,737
Dominion Energy, Inc.	2,562	194,610
DTE Energy Co.	493	65,638
Duke Energy Corp. (c)	2,444	235,918
Edison International	1,206	70,672
Entergy Corp.	637	63,362
Eversource Energy (c)	999	86,503
Exelon Corp.	3,105	135,813

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory 500 Index VIP Series	March 31, 2021
	(Unaudited)

Security Description	Shares	Value
FirstEnergy Corp.	1,727	$59,910
NextEra Energy, Inc. (c)	6,232	471,201
PG&E Corp. (a)	4,584	53,679
PPL Corp.	2,419	69,764
Public Service Enterprise Group, Inc.	1,505	90,616
Sempra Energy	871	115,477
The AES Corp.	1,834	49,170
The Southern Co. (c)	3,360	208,858
WEC Energy Group, Inc. (c)	919	86,009
Xcel Energy, Inc. (c)	1,476	98,169
		2,568,288

Total Common Stocks (Cost $29,812,467)		105,555,192
Collateral for Securities Loaned^ (0.5%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (d)	11,275	11,275
Fidelity Investments Money Market Government Portfolio, I Shares, 0.01% (d)	290,364	290,364
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (d)	5,627	5,627
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (d)	44,867	44,867
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (d)	201,732	201,732
Total Collateral for Securities Loaned (Cost $553,865)		553,865
Total Investments (Cost $30,366,332) — 99.5%		106,109,057
Other assets in excess of liabilities — 0.5%		576,691
NET ASSETS - 100.00%		$106,685,748

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	Rate disclosed is the daily yield on March 31, 2021.

PLC—Public Limited Company

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	6	6/18/21	$1,172,962	$1,190,220	$17,258

	Total unrealized appreciation				$17,258
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$17,258

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory Sophus Emerging Markets VIP Series	March 31, 2021
	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.2%)
Brazil (5.8%):
Communication Services (0.5%):
TIM SA	101,955	$229,530

Consumer Discretionary (0.9%):
Lojas Americanas SA, Preference Shares	47,200	187,528
Petrobras Distribuidora SA	61,000	239,322
		426,850

Financials (1.2%):
Banco Bradesco SA, ADR	62,328	292,942
Banco do Brasil SA	46,200	249,967
		542,909

Industrials (0.8%):
Randon SA Implementos e Participacoes, Preference Shares	77,800	189,388
SIMPAR SA	31,493	209,062
		398,450

Materials (1.5%):
Klabin SA (a)	45,100	221,417
Vale SA	26,300	457,828
		679,245

Real Estate (0.6%):
Multiplan Empreendimentos Imobiliarios SA	61,800	268,925

Utilities (0.3%):
Neoenergia SA	52,300	154,728
		2,700,637
Canada (0.5%):
Energy (0.5%):
Parex Resources, Inc. (a)	13,311	237,405

Chile (0.7%):
Financials (0.7%):
Banco de Chile	2,861,263	337,354
Banco de Credito e Inversiones SA	1	53
		337,407

China (31.8%):
Communication Services (7.6%):
Baidu, Inc., ADR (a)	2,458	534,738
Tencent Holdings Ltd.	37,730	3,011,255
		3,545,993

Consumer Discretionary (8.8%):
Alibaba Group Holding Ltd., ADR (a)	9,246	2,096,346
China Yongda Automobiles Services Holdings Ltd.	137,000	250,830
JD.com, Inc., ADR (a)	6,141	517,870
Jiumaojiu International Holdings Ltd. (a)(b)	53,000	212,482
Meituan Dianping, Class B (a)(b)	15,300	597,093
Topsports International Holdings Ltd. (b)	145,000	216,221
Xiabuxiabu Catering Management China Holdings Co. Ltd. (b)	86,500	175,753
		4,066,595

Consumer Staples (1.8%):
By-health Co. Ltd., Class A	55,700	243,928
China Feihe Ltd. (b)	112,000	317,985
Wuliangye Yibin Co. Ltd., Class A	6,900	283,850
		845,763

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets VIP Series	March 31, 2021
	(Unaudited)

Security Description	Shares	Value
Energy (0.2%):
China Oilfield Services Ltd., Class H	74,000	$76,153

Financials (4.4%):
China Merchants Bank Co. Ltd., Class H	87,000	666,549
CSC Financial Co. Ltd., Class H (b)(c)	245,000	322,863
Ping An Insurance Group Co. of China Ltd.	61,500	735,652
Postal Savings Bank of China Co. Ltd., Class H (b)	421,000	315,528
		2,040,592

Health Care (1.4%):
Hansoh Pharmaceutical Group Co. Ltd. (a)(b)	56,000	268,642
Wuxi Biologics Cayman, Inc. (a)(b)	29,395	370,708
		639,350

Industrials (2.7%):
COSCO SHIPPING Holdings Co. Ltd., Class H (a)(c)	359,000	464,668
Hangcha Group Co. Ltd., Class A	90,100	322,926
Sany Heavy Industry Co. Ltd., Class A	37,000	193,904
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	200,000	286,923
		1,268,421

Information Technology (2.7%):
21Vianet Group, Inc., ADR (a)	10,879	351,392
Chinasoft International Ltd.	294,000	318,796
Xiaomi Corp., Class B (a)(b)	99,200	331,352
Yonyou Network Technology Co. Ltd., Class A	43,200	236,567
		1,238,107

Materials (1.0%):
China Hongqiao Group Ltd.	260,000	347,753
China Molybdenum Co. Ltd., Class H	195,000	118,147
		465,900

Real Estate (0.8%):
Shimao Services Holdings Ltd. (a)(b)	168,531	372,445

Utilities (0.4%):
China Longyuan Power Group Corp. Ltd., Class H	140,000	191,214
		14,750,533
Greece (1.0%):
Financials (0.5%):
National Bank of Greece SA (a)	86,826	252,799

Industrials (0.5%):
Mytilineos SA (a)	13,899	229,039
		481,838
Hong Kong (2.7%):

Energy (0.7%):
Kunlun Energy Co. Ltd.	310,000	327,068

Financials (0.8%):
BOC Hong Kong Holdings Ltd.	107,000	374,343

Health Care (0.5%):
Alibaba Health Information Technology Ltd. (a)	78,000	222,879

Information Technology (0.7%):
Lenovo Group Ltd.	244,000	348,250
		1,272,540
India (7.5%):
Energy (1.3%):
Hindustan Petroleum Corp. Ltd.	106,565	342,581

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets VIP Series	March 31, 2021
	(Unaudited)

Security Description	Shares	Value
Petronet LNG Ltd.	80,498	$247,768
		590,349

Financials (3.4%):
Bandhan Bank Ltd. (a)(b)	61,417	287,315
Cholamandalam Investment and Finance Co. Ltd.	47,162	362,487
Federal Bank Ltd. (a)	263,686	274,343
HDFC Bank Ltd., ADR (a)	4,045	314,256
LIC Housing Finance Ltd.	54,870	322,935
		1,561,336

Health Care (0.5%):
Dr. Reddy's Laboratories Ltd.	3,780	233,868

Information Technology (1.8%):
Infosys Ltd., ADR	45,578	853,220

Materials (0.5%):
Asian Paints Ltd.	6,941	241,515
		3,480,288
Indonesia (1.2%):
Consumer Discretionary (0.5%):
PT Astra International Tbk	644,900	235,111

Financials (0.7%):
PT Bank Negara Indonesia Persero Tbk (a)	758,400	299,646
		534,757
Isle of Man (0.0%):(d)
Real Estate (0.0%):
NEPI Rockcastle PLC	1	6

Korea, Republic Of (18.1%):
Communication Services (1.8%):
LG Uplus Corp.	32,374	351,333
NAVER Corp.	1,369	458,405
		809,738

Consumer Discretionary (0.7%):
LG Electronics, Inc.	2,469	329,667

Consumer Staples (1.0%):
Cosmax, Inc. (a)	2,254	243,978
Orion Corp.	1,639	190,126
		434,104

Financials (2.6%):
DB Insurance Co. Ltd.	5,101	213,333
Hana Financial Group, Inc.	9,695	366,743
Samsung Securities Co. Ltd.	8,239	288,444
Woori Financial Group, Inc.	36,888	329,294
		1,197,814

Health Care (0.8%):
Hugel, Inc. (a)	986	155,971
Samsung Biologics Co. Ltd. (a)(b)	337	224,333
		380,304

Industrials (2.2%):
CJ Corp.	2,637	219,951
CJ Logistics Corp. (a)	1,300	210,913
Hanwha Aerospace Co. Ltd.	9,204	334,781
LG Corp.	3,346	268,507
		1,034,152

Information Technology (7.1%):
Samsung Electro-Mechanics Co. Ltd.	1,840	307,167

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets VIP Series	March 31, 2021
	(Unaudited)

Security Description	Shares	Value
Samsung Electronics Co. Ltd.	28,982	$2,096,970
Samsung Electronics Co. Ltd. Preference Shares	2,740	177,488
SK Hynix, Inc.	6,113	721,807
		3,303,432

Materials (1.9%):
Korea Petrochemical Ind Co. Ltd.	1,366	395,117
LG Chem Ltd.	327	234,040
PI Advanced Materials Co. Ltd.	6,246	254,078
		883,235
		8,372,446
Luxembourg (0.9%):
Materials (0.9%):
Ternium SA, ADR (a)	10,668	414,345

Mexico (2.2%):
Communication Services (0.5%):
America Movil SAB de CV, ADR	16,605	225,496

Industrials (0.4%):
Controladora Vuela Cia de Aviacion SAB de CV, ADR (a)(c)	13,120	187,091

Materials (0.8%):
Cemex SAB de CV, ADR (a)	54,208	377,830

Real Estate (0.5%):
Corp Inmobiliaria Vesta SAB de CV	105,134	220,314
		1,010,731
Philippines (0.4%):
Financials (0.4%):
BDO Unibank, Inc.	85,460	179,866

Poland (0.6%):
Financials (0.6%):
Bank Polska Kasa Opieki SA (a)	15,066	268,946

Russian Federation (2.7%):
Consumer Discretionary (0.6%):
Detsky Mir PJSC (b)	156,920	296,213

Energy (0.9%):
Rosneft Oil Co. PJSC, GDR	55,093	416,325

Financials (1.2%):
Sberbank of Russia PJSC, ADR	35,371	543,846
		1,256,384
Singapore (0.5%):
Communication Services (0.5%):
Sea Ltd., ADR (a)	1,028	229,480

South Africa (3.3%):
Communication Services (0.8%):
MTN Group Ltd.	65,844	387,024

Consumer Discretionary (0.7%):
Mr. Price Group Ltd.	23,558	308,808

Financials (0.6%):
Absa Group Ltd.	29,715	254,038

Materials (1.2%):
Impala Platinum Holdings Ltd.	31,154	575,584
		1,525,454

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets VIP Series	March 31, 2021
	(Unaudited)

Security Description	Shares	Value
Taiwan (13.1%):
Consumer Discretionary (1.3%):
Gourmet Master Co. Ltd.	16,000	$98,323
Makalot Industrial Co. Ltd.	37,000	320,283
Topkey Corp.	29,000	181,971
		600,577

Financials (0.8%):
Yuanta Financial Holding Co. Ltd.	462,040	365,111

Industrials (0.9%):
Evergreen Marine Corp. Taiwan Ltd. (a)	227,000	364,444
Sunonwealth Electric Machine Industry Co. Ltd.	36,000	67,071
		431,515

Information Technology (10.1%):
Hon Hai Precision Industry Co. Ltd.	83,000	364,187
MediaTek, Inc.	19,000	653,700
Nanya Technology Corp.	153,000	498,326
Taiwan Semiconductor Manufacturing Co. Ltd.	123,259	2,596,374
Walsin Technology Corp.	34,000	300,135
Zhen Ding Technology Holding Ltd.	58,000	246,340
		4,659,062
		6,056,265
Thailand (2.3%):
Consumer Staples (0.5%):
Carabao Group PCL	58,000	239,860

Energy (0.5%):
PTT PCL (c)	173,500	227,988

Financials (0.8%):
The Siam Commercial Bank PCL	98,700	352,625

Real Estate (0.5%):
AP Thailand PCL	927,700	244,162
		1,064,635
Turkey (1.1%):
Consumer Discretionary (0.0%):(d)
Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	-(e)	1

Consumer Staples (0.4%):
Anadolu Efes Biracilik Ve Malt Sanayii A/S	66,228	169,504

Industrials (0.3%):
Turkiye Sise ve Cam Fabrikalari A/S	180,814	159,483

Information Technology (0.4%):
Logo Yazilim Sanayi Ve Ticaret A/S (a)	10,432	196,830
		525,818
United Kingdom (1.8%):
Materials (1.8%):
Anglo American PLC	10,592	414,805
Antofagasta PLC	18,239	424,781
		839,586

Total Common Stocks (Cost $32,478,834)		45,539,367

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets VIP Series	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (1.6%)
United States (1.6%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (f)	14,681	$14,681
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (f)	378,077	378,077
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (f)	7,327	7,327
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (f)	58,421	58,421
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (f)	262,672	262,672
Total Collateral for Securities Loaned (Cost $721,178)		721,178

Total Investments (Cost $33,200,012) — 99.8%		46,260,545
Other assets in excess of liabilities — 0.2%		115,139
NET ASSETS - 100.00%		$46,375,684

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2021, the fair value of these securities was $4,308,933 and amounted to 9.3% of net assets.
(c)	All or a portion of this security is on loan.
(d)	Amount represents less than 0.05% of net assets.
(e)	Rounds to less than $1.
(f)	Rate disclosed is the daily yield on March 31, 2021.

ADR—American Depositary Receipt
GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company